Portfolio of Investments November 30, 2025
California High Yield Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 124.9%
X 1,239,613,592 MUNICIPAL BONDS - 124.9%   X –
CONSUMER STAPLES - 2.1%
$ 27,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Alameda County Tobacco Asset
Securitization Corporation, Subordinate Series 2006A
0 .000% 06/01/50 $ 6,106,884
1,155,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
5 .000 06/01/47 1,102,304
4,040,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 4,047,977
3,460,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 3,192,708
17,600,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo
Capital Appreciation
0 .000 06/01/47 3,153,697
7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 1,803,421
5,000,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco
Asset Securitization Corporation, First Subordinate CABs, Series
2006B
0 .000 06/01/46 1,234,746
TOTAL CONSUMER STAPLES 20,641,737
EDUCATION AND CIVIC ORGANIZATIONS - 26.6%
8,985,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/50 8,749,363
11,435,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .125 08/01/55 11,221,749
4,140,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy Project,
Series 2020
6 .250 07/01/58 4,214,060
1,505,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Series 2024
5 .000 06/01/44 1,478,012
4,250,000 (b) California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020, (UB)
4 .000 07/01/50 4,110,529
900,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .000 10/01/35 900,270
1,335,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 1,281,716
3,925,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2017A
5 .000 10/01/47 3,653,944
700,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 701,328
2,000,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/48 1,911,179
250,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 235,373
1,150,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project, Series
2018A
5 .000 06/01/48 1,092,262
400,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .125 07/01/35 400,079
425,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .375 07/01/45 404,933
400,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Series
2019A
4 .000 10/01/29 398,026
90,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/39 89,935

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,515,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000% 10/01/49 $ 1,373,607
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/57 881,816
1,285,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5 .000 10/01/34 1,285,516
465,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5 .000 10/01/44 437,964
4,340,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/36 4,334,424
3,695,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/41 3,577,786
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/38 998,078
1,800,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/49 1,640,770
1,715,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/46 1,715,762
1,145,000 California Municipal Finance Authority, Education Revenue
Bonds, Literacy First Charter Schools Project, Series 2019A
5 .000 12/01/39 1,184,251
2,260,000 (a) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5 .000 06/15/51 2,034,406
1,000,000 (a) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
6 .375 06/15/64 1,055,320
710,000 (a) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc Project,
Taxable Series 2023B
9 .500 07/01/30 726,104
12,450,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7 .250 07/01/53 12,713,984
775,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .375 11/01/45 791,224
500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .625 11/01/54 509,683
1,500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/36 1,506,605
1,555,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/46 1,501,320
1,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B
5 .000 10/01/49 917,613
1,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B
5 .000 10/01/54 893,960
270,000 (a) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6 .625 01/01/32 265,099
3,700,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5 .250 01/01/45 2,911,959
7,000,000 (a) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6 .000 10/01/50 6,933,429
1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5 .000 08/01/34 1,033,033
1,100,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5 .250 06/01/44 1,047,300
1,300,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5 .500 06/01/54 1,216,108
350,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5 .500 05/01/44 353,698
435,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5 .750 05/01/54 437,722
2,000,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 1,720,871

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 700,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .250% 06/15/47 $ 702,629
4,500,000 (a) California Public Finance Authority, Educational Facility Revenue
Bonds, Crossroads Christian Schools, Series 2020
5 .000 01/01/56 3,938,854
1,075,000 (a) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/46 1,043,702
755,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/37 755,506
2,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/47 1,844,714
2,090,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/54 1,870,482
1,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Ednovate - Obligated Group, Series 2018
5 .000 06/01/48 901,597
960,000 (a) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5 .000 07/01/40 949,031
3,175,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5 .000 07/01/52 2,927,363
8,125,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5 .125 07/01/62 7,399,216
305,000 (a) California School Finance Authority School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2018A
5 .000 08/01/48 305,579
9,925,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 9,015,229
1,710,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .625 06/01/44 1,591,732
1,225,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .875 06/01/54 1,116,811
3,375,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
6 .000 06/01/64 3,033,656
585,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/35 585,058
1,040,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/40 1,040,140
1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/41 1,600,039
460,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 450,739
1,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/41 825,847
500,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/61 340,817
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .000 06/15/54 4,631,870
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .125 06/15/64 4,592,277
2,300,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Lighthouse Community Public Schools -
Obligated Group, Series 2022A
6 .500 06/01/62 2,372,386
1,300,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2016A
5 .875 06/01/52 1,301,648

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5 .000% 06/01/58 $ 1,435,308
2,075,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .250 06/15/43 2,109,622
6,740,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .375 06/15/53 6,801,737
2,510,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/40 2,317,121
5,550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/50 4,684,097
1,600,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 1,298,146
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/42 1,003,308
5,315,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/61 5,077,339
5,045,000 (a) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/42 4,881,924
805,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Classical Academies Project, Series 2017A
5 .000 10/01/44 805,689
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/37 235,662
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/47 217,305
1,500,000 (a),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
4 .750 06/01/36 900,000
1,180,000 (a),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/46 708,000
1,890,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/64 1,660,976
1,150,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/41 915,232
1,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/51 1,044,654
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/61 651,243
675,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .750 05/01/37 679,033
1,135,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5 .000 06/01/55 1,023,026
560,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5 .625 06/01/43 563,086
700,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5 .875 06/01/53 701,666
425,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/47 427,260
1,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .000 06/01/54 1,203,029
1,545,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .125 06/01/59 1,385,584
2,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .125 06/01/64 2,080,921

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2016A
5 .000% 06/01/46 $ 2,339,610
950,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2017A
5 .125 06/01/47 895,459
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2017A
5 .250 06/01/52 935,710
990,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools - Obligated Group, Series
2017G
5 .000 06/01/37 992,080
925,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools - Obligated Group, Series
2017G
5 .000 06/01/53 838,694
605,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated Group,
Series 2021A
4 .000 06/01/31 585,754
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated Group,
Series 2021A
4 .000 06/01/51 2,240,641
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated Group,
Series 2021A
4 .000 06/01/61 2,109,559
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools - Obligated Group,
Series 2020A
5 .000 06/01/60 2,538,669
380,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools - Obligated Group,
Series 2020B
5 .000 06/01/27 375,308
1,435,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools - Obligated Group,
Series 2023A
6 .000 06/01/63 1,401,721
490,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds -  iLead Lancaster Project, Series 2021A
5 .000 06/01/41 465,259
1,450,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds -  iLead Lancaster Project, Series 2021A
5 .000 06/01/51 1,268,791
3,250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7 .000 06/01/54 2,970,092
335,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9 .000 06/01/34 345,098
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .125 03/01/52 732,486
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .250 03/01/62 716,068
2,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
7 .000 04/15/55 2,019,863
750,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2019A
5 .000 06/01/40 752,572
650,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5 .000 06/01/54 604,901
1,700,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5 .000 06/01/64 1,544,728
1,725,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5 .000 07/01/47 1,635,485
1,340,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5 .000 07/01/52 1,240,729
1,215,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2023A
5 .750 07/01/42 1,260,695
520,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5 .625 10/01/34 520,135

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5 .875% 10/01/44 $ 999,463
520,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
6 .000 10/01/49 517,881
3,050,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
4 .125 07/01/35 3,050,775
1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 1,000,184
2,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .000 07/01/46 2,003,686
9,200,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000 07/01/54 8,955,164
1,200,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5 .375 08/01/42 1,258,164
1,150,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5 .750 08/01/52 1,204,321
725,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5 .250 07/01/48 736,156
1,355,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6 .000 07/01/51 1,362,632
9,000,000 (b) California State University, Systemwide Revenue Bonds, Series
2024A, (UB)
4 .000 11/01/49 8,682,774
4,325,000 (a) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5 .000 11/01/41 4,329,948
580,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 571,880
125,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/30 123,250
1,580,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/36 1,518,337
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 264,434,782
FINANCIAL - 1.3%
12,030,000 (b) City Of Pasadena, California, General Obligation Bonds, Series
2025, (UB)
5 .000 09/01/54 12,873,103
TOTAL FINANCIAL 12,873,103
HEALTH CARE - 7.9%
6,180,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .250 03/01/36 6,198,078
5,280,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/41 5,209,588
3,915,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/46 3,623,802
2,485,000 (b) California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 2,495,397
7,800,000 (b) California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hosptial at Stanford, Series
2017A, (UB)
5 .000 11/15/56 7,869,266
1,455,000 California Municipal Finance Authority, Revenue Bonds, Clinicas
del Camino Real, Inc., Series 2020
4 .000 03/01/28 1,453,562
2,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5 .000 12/01/46 1,957,006
5,480,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 5,500,338

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 8,200,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000% 11/01/47 $ 7,776,521
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 1,000,975
1,565,000 (b) California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 1,613,469
16,700,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 16,738,214
2,055,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 2,060,767
2,280,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 2,280,231
315,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/48 316,386
6,100,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 4,514,575
1,500,000 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017
4 .000 11/01/47 1,037,442
2,245,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
5 .000 11/01/36 2,102,598
4,790,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
5 .000 11/01/39 4,407,733
200,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5 .000 07/01/42 200,524
TOTAL HEALTH CARE 78,356,472
HOUSING/MULTIFAMILY - 16.9%
8,750,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 6,737,254
22,495,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 14,635,132
4,960,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 3,779,666
5,880,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 5,524,229
18,480,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 14,982,943
1,000,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 1,016,314
1,585,000 (a) California Housing Finance Agency, Multifamily Housing
Revenue Bonds, Redwood Gardens Apartments, Subordinate
Lien Series 2021N-S
4 .000 03/01/37 1,392,023
57,573 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 59,611
8,282,191 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 8,567,930
7,285,390 (d) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .325 11/20/40 7,312,178
2,375,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Royal York Estates Projects Series 2020A
4 .000 02/15/55 1,865,290
2,980,000 (a) California Municipal Finance Authority, Revenue Bonds, Catalyst
Impact Fund 1 LLC Series 2024-II
7 .000 01/01/39 3,115,169
1,335,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5 .500 07/01/50 1,388,428

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,715,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
6 .000% 07/01/53 $ 1,857,807
450,000 (a) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus Community
Development - Hooper Street LLC Project, Series 2019
5 .250 07/01/52 443,311
4,600,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/36 4,613,410
2,090,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 2,010,436
6,885,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 5,278,214
1,000,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8 .000 04/01/56 793,942
1,000,000 (a) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3 .000 08/01/56 677,346
2,905,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Mezzanine Lien Series 2021B
4 .000 04/01/57 2,133,947
18,730,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 16,217,033
5,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 4,156,840
3,375,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 3,076,682
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2
4 .000 06/01/58 1,586,272
5,915,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Link-Glendale, Series 2021A-2
4 .000 07/01/56 4,580,231
22,760,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 17,469,729
9,360,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 6,107,990
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B
4 .000 07/01/58 1,284,488
4,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 2,874,492
2,110,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 1,616,147
2,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 2,043,273
2,625,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3 .250 10/01/58 1,855,162
5,050,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 3,050,617
2,000,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 1,419,475
2,145,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021B
4 .000 12/01/59 1,185,458

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 6,155,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000% 12/01/49 $ 4,177,171
1,000,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Palomar Estates West, Refunding Series
2015
5 .000 09/15/36 1,000,715
315,000 La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014
5 .000 06/15/49 315,090
2,110,000 Palmdale Housing Authority, California, Multifamily Housing
Revenue Bonds, Impression, La Quinta, Park Vista &
Summerwood Apartments, Series 2015
5 .250 06/01/45 1,993,004
12,220,000 (a),(e) Santa Barbara Housing Authority,California, Capital Appreciation
Housing Revenue Bonds, Subordinate Multifamily Bonds,
Jacaranda Court Series 2025A-S
0 .000 05/01/44 2,895,830
390,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6 .500 09/01/39 390,024
TOTAL HOUSING/MULTIFAMILY 167,480,303
TAX OBLIGATION/GENERAL - 9.5%
1,115,000 Denair Unified School District, Stanislaus County, California,
General Obligation Bonds, Series 2002A - FGIC Insured
0 .000 08/01/26 1,093,390
1,205,000 Jamul Dulzura Union School District, San Diego County,
California, General Obligation Bonds, Election 1995 Series
2004A - NPFG Insured
0 .000 11/01/28 1,106,058
5,000,000 (b) Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured, (UB)
5 .250 08/01/48 5,380,835
5,000,000 (b) Oxnard School District, Ventura County, California, General
Obligation Bonds, Election of 2022 Series 2023A - BAM Insured,
(UB)
4 .125 08/01/50 4,858,964
1,350,000 Paso Robles Joint Unified School District, San Luis Obispo
and Monteray Counties, California, General Obligation Bonds,
Election 2006 Series 2010A
0 .000 09/01/34 1,034,864
9,470,000 (b) Pittsburg Unified School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2016, (UB)
4 .000 08/01/44 9,420,307
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,441,943
11,187,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 10,344,864
8,890,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 7,910,198
5,750,000 (b) San Diego Public Facilities Financing Authority, California, Lease
Revenue Bonds, Capital Improvement Projects, Series 2021A,
(UB)
4 .000 10/15/50 5,565,415
11,500,000 (b) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds Election of 2016 Green Series 2022D-1, (UB)
4 .250 08/01/52 11,446,243
5,000,000 (b) San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series
2023A, (UB)
4 .000 08/01/53 4,845,939
17,585,000 (b) Santa Ana Unified School District, Orange County, California,
General Obligation Bonds, 2018 Election Series 2022C, (UB)
4 .250 08/01/50 17,506,388
12,460,000 (b) Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B, (UB)
4 .000 08/01/45 12,174,269
TOTAL TAX OBLIGATION/GENERAL 94,129,677
TAX OBLIGATION/LIMITED - 31.9%
1,000,000 Adelanto Community Facilities District Number 2006-2, San
Bernadino County, California, Special Tax Bonds, Series 2015A
5 .000 09/01/45 1,000,279
850,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5 .000 09/01/48 867,972
1,250,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5 .000 09/01/53 1,271,469
330,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/28 304,935

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 240,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000% 09/01/30 $ 209,141
4,475,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/34 3,383,424
1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/35 1,438,172
660,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5 .000 09/01/48 677,419
875,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5 .000 09/01/53 891,041
1,900,000 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series
2015
5 .000 05/01/38 1,901,579
1,500,000 Brea Redevelopment Agency, Orange County, California, Tax
Allocation Bonds, Project Area AB, Series 2003 - AMBAC Insured
0 .000 08/01/28 1,388,769
1,700,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 1,700,882
3,605,000 California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0 .000 06/01/33 2,690,440
3,975,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022C
6 .250 09/01/52 4,260,257
3,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022D
6 .125 09/01/52 3,202,581
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024A
5 .125 09/01/54 1,018,216
1,070,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024B
5 .000 09/01/49 1,080,824
545,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/44 559,465
885,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/49 900,267
540,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
4 .700 09/01/54 521,049
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/54 1,012,715
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5 .000 09/01/49 1,018,685
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5 .000 09/01/54 1,011,290
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-06, Series 2022B
6 .000 09/01/52 1,063,291
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250 09/01/52 2,219,166
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2022-8 City of Palmdale -
Wildflower/Creekside Encore Series 2024
5 .000 09/01/49 508,625
340,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/49 345,136
800,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/54 809,032
1,835,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5 .000 09/01/49 1,866,655
2,665,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5 .000 09/01/54 2,695,089
1,040,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 2, Series 2025
5 .000 09/01/50 1,058,467

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,100,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 2, Series 2025
5 .000% 09/01/55 $ 1,115,246
400,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5, Improvement Area
1 Series 2023
5 .250 09/01/43 421,976
1,060,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5, Improvement Area
1 Series 2023
5 .625 09/01/53 1,117,437
330,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2007-1 Orinda
Wilder Project, Refunding Series 2015
5 .000 09/01/37 330,316
875,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5 .000 09/01/33 876,099
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5 .125 09/01/42 2,001,177
2,500,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .625 09/01/45 2,501,945
1,200,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-02,
McSweeny, Improvement Area 1 Series 2023
5 .250 09/01/53 1,239,308
340,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 2 Atwell, Series 2022
5 .250 09/01/52 349,313
475,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5 .000 09/01/49 485,816
650,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5 .000 09/01/54 661,688
2,400,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 4 Atwell, Series 2024
5 .000 09/01/55 2,445,954
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2021-02 Citro,
Series 2023
5 .000 09/01/53 2,038,601
1,635,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2022-07,
Improvement Area Number 1, Watson Ranch, Series 2023
5 .000 09/01/53 1,669,753
3,510,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/35 3,513,908
1,120,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/40 1,120,771
450,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 450,010
2,275,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2014A
5 .000 09/02/43 2,276,499
2,060,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2014B
5 .000 09/02/44 2,060,717
480,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017A
5 .000 09/02/46 483,977
375,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017B
5 .000 09/02/47 378,954

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 920,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018B
5 .000% 09/02/48 $ 931,949
725,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2019C
5 .000 09/02/44 733,677
1,495,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5 .125 09/02/42 1,530,116
1,990,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5 .375 09/02/52 2,052,948
3,965,000 California Statewide Communities Development Authority,
Statewide Infrastructure Program Revenue Bonds, Series 2020C
4 .000 09/02/40 3,875,340
1,085,000 Cathedral City Public Financing Authority, California, Tax
Allocation Bonds, Merged Redevelopment Project, Series 2000A
- NPFG Insured
0 .000 08/01/33 834,499
740,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 10, Series 2024.
5 .000 09/01/54 753,642
215,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 215,181
210,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .000 09/01/32 210,111
670,000 Corona, California, Special Tax Bonds, Community Facilities
District 2002-1 Dos Lagos Improvement Area 1, Refunding Series
2017
5 .000 09/01/37 685,570
345,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-2 Sierra Bella, Series 2022A
5 .000 09/01/51 350,719
625,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5 .000 09/01/46 646,030
1,000,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5 .000 09/01/54 1,020,590
1,000,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series 2022
5 .500 09/01/47 1,053,740
1,000,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series 2022
5 .500 09/01/51 1,045,783
1,250,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 5, Series 2023
5 .375 09/01/51 1,297,551
6,300,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series 2019
5 .000 09/01/39 6,535,346
250,000 El Dorado County, California, Special Tax Bonds, Community
Facilities District 2005-2, Series 2006
5 .100 09/01/36 250,931
1,685,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4 .000 09/01/41 1,602,213
1,245,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4 .000 09/01/51 1,082,124
1,565,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4 .000 09/01/41 1,488,108
2,325,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4 .000 09/01/51 2,023,907
430,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6 .875 09/01/38 433,040
1,250,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5 .125 09/01/47 1,292,414
1,300,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5 .125 09/01/52 1,336,144

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,075,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2020
4 .000% 09/01/45 $ 996,613
4,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2022
5 .000 09/01/52 4,070,925
400,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5 .000 09/01/49 407,544
460,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5 .000 09/01/53 467,981
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5 .000 09/01/49 1,024,446
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5 .000 09/01/54 1,019,871
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Series 2022
5 .000 09/01/52 1,017,731
500,000 Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1, Series 2018
4 .000 09/01/43 465,316
375,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4 .250 09/01/38 382,227
500,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4 .500 09/01/43 500,417
3,000,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5 .000 09/01/49 3,066,844
2,620,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5 .000 09/01/54 2,666,420
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5 .000 09/01/43 1,043,349
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5 .000 09/01/53 1,018,650
1,030,000 Imperial, California, Special Tax Bonds, Community Facilities
District 2005-1 Springfield, Series 2015A
5 .000 09/01/36 1,031,064
155,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5 .250 08/15/28 155,397
3,380,000 Jurupa Unified School District, California, Special Tax Bonds,
Community Facilities District 9, Series 2015A
5 .000 09/01/45 3,383,761
1,220,000 Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2004-2, Series 2005
5 .350 09/01/35 1,225,851
475,000 Lake Elsinore, California, Special Tax Bonds, Community Facilities
District 2006-1 Summerly Improvement Area KK, Series 2021
4 .000 09/01/42 449,733
600,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5 .000 09/01/47 603,803
595,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5 .650 09/01/38 611,885
945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5 .750 09/01/43 956,500
925,000 Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A
5 .000 09/01/39 925,663
1,815,000 Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A
5 .000 09/01/43 1,815,707
1,750,000 Los Angeles County Community Facilities District 2021-01,
California, Special Tax Bond, Valencia-Facilities Improvement
Area 1, Series 2022
5 .000 09/01/47 1,796,784

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 8,660,000 Madera County, California, Special Tax Bonds, Community
Facilities District 2021-1 Tesoro Viejo II Improvement Area 1,
Series 2022
5 .750% 09/01/53 $ 9,088,715
2,022,000 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004 - NPFG Insured
0 .000 09/15/33 1,596,536
3,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 3,114,636
500,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1, Series
2014
4 .125 09/01/39 500,002
500,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1, Series
2014
4 .250 09/01/44 477,738
1,325,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5 .125 09/01/47 1,367,625
2,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5 .250 09/01/52 2,066,439
1,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2016-1,
Improvement Area B, Series 2022
4 .625 09/01/52 969,438
750,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5 .000 09/01/53 760,282
700,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5 .000 09/01/48 718,930
1,000,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5 .000 09/01/53 1,015,404
2,095,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2023-1, Rockport Ranch Series 2024
5 .000 09/01/49 2,144,701
825,000 Murrieta, California, Special Tax Bonds, Community Facilities
District 2005-5 Golden City Improvement Area A, Series 2017
5 .000 09/01/46 831,410
980,480 (c) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .908 09/01/28 254,925
2,926,584 (c) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .943 09/01/36 760,912
1,250,000 Oceanside, California, Special Tax Bonds, Community Facilities
District 2006-1, Pacific Coast Business Park, Series 2017
5 .000 09/01/38 1,273,788
1,200,000 Ontario, California, Special Tax Bonds, Community Facilities
District 28 New Haven Facilities - Area A, Series 2017
5 .000 09/01/47 1,208,207
845,000 Ontario, California, Special Tax Bonds, Community Facilities
District 55 Parklane Facilities, Series 2022
5 .000 09/01/53 858,535
350,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5 .000 08/15/42 366,746
3,400,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5 .000 08/15/47 3,494,347
500,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2023-1 Rienda Phase 2B, Series 2023A
5 .500 08/15/53 522,977
1,230,000 Palmdale Community Redevelopment Agency, California, Tax
Allocation Bonds, Merged Redevelopment Project Areas, Series
2002 - AMBAC Insured
0 .000 12/01/30 1,062,235
2,990,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0 .000 08/01/27 2,842,104
2,610,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 2,380,651
2,670,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 2,520,666
1,200,000 Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series 2015
5 .000 09/01/40 1,200,798
1,590,000 Rancho Cordova, California, Special Tax Bonds, Communities
Facilities District 2014-1 Montelena, Series 2022
5 .000 09/01/42 1,645,775
250,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .000 09/01/38 266,423

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 525,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .125% 09/01/43 $ 546,846
1,300,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .375 09/01/53 1,349,480
585,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5 .000 09/01/45 599,306
850,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5 .000 09/01/50 864,430
1,085,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5 .000 09/01/55 1,100,038
1,400,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series 2024A
5 .000 09/01/54 1,415,806
1,755,000 Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0 .000 07/15/29 1,570,961
1,260,000 Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0 .000 07/15/31 1,057,523
1,185,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
4 .250 09/01/47 1,159,238
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/42 1,029,727
1,525,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .250 09/01/47 1,558,355
2,015,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/52 2,018,363
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2019-1 Phase 2 Public
Improvements, Series 2019
4 .000 09/01/46 864,844
4,600,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2023-1 Improvement Area 3
Public Facilities, Series 2025
5 .000 09/01/50 4,628,170
6,500,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2023-1 Improvement Area 3
Public Facilities, Series 2025
5 .000 09/01/55 6,519,806
1,295,000 Riverside County Asset Leasing Corporation, California,
Leasehold Revenue Bonds, Riverside County Hospital Project,
Series 1997 - NPFG Insured
0 .000 06/01/26 1,277,515
2,115,000 Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014
5 .000 09/01/30 2,122,596
2,000,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 38, Series 2025
5 .000 09/01/50 2,040,206
3,740,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 38, Series 2025
5 .000 09/01/55 3,797,655
1,500,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/45 1,542,306
2,375,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/50 2,420,479
2,000,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/55 2,032,561
1,010,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0 .000 09/01/34 758,392
1,155,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0 .000 09/01/35 835,217
935,000 Rohnert Park Community Development Agency, California, Tax
Allocation Bonds, Series 1999
0 .000 08/01/33 732,264

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,635,000 Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake Improvement
Area 3, Series 2013
5 .000% 09/01/43 $ 2,636,006
480,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5 .000 09/01/43 494,807
1,500,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5 .250 09/01/53 1,546,359
1,050,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
5 .500 09/01/46 1,057,124
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5 .000 09/01/43 1,034,031
1,150,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5 .000 09/01/53 1,172,196
625,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Villages at Sierra Vista, Series 2022
4 .500 09/01/52 596,042
1,100,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014
5 .000 09/01/34 1,101,334
1,500,000 (a) Roseville, California, Special Tax Bonds, Community Facilities
District 5 Fiddyment Ranch Public Facilities, Series 2017
5 .000 09/01/47 1,509,757
2,500,000 (e) Roseville, California, Special Tax Bonds, Creekview Phase 5
Community Facilities District 1, Series 2025
5 .000 09/01/50 2,517,228
1,500,000 (e) Roseville, California, Special Tax Bonds, Creekview Phase 5
Community Facilities District 1, Series 2025
5 .000 09/01/55 1,505,719
2,755,000 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022
5 .000 09/01/52 2,807,042
230,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .500 11/01/46 231,224
1,510,000 (a),(b) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
11 .170 12/01/33 2,613,465
4,295,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/31 3,566,427
4,435,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/32 3,547,610
240,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5 .900 09/01/37 241,350
1,900,000 (a) Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01
5 .000 09/01/47 1,910,772
428,000 (c) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Grace Lofts Redevelopment Projects, Series 2007A
2 .100 12/31/26 12,840
1,485,000 San Bernardino Community Facilities District Number 2020-1,
California, Special Tax Bonds, Series 2022
4 .500 09/01/52 1,367,961
345,000 San Bernardino County Financing Authority, California, Revenue
Bonds, Courthouse Facilities Project, Series 2007 - NPFG Insured
5 .500 06/01/37 363,814
550,000 San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2006-1 Lytle Creek North
Improvement Area 1, Series 2015
5 .000 09/01/40 550,361
905,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5 .000 09/01/43 891,903
1,525,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5 .500 09/01/53 1,538,367
2,250,000 (a),(e) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2025A
5 .000 09/01/55 2,222,640
2,100,000 (a),(e) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Housing Increment Series  Series 2025B
5 .000 09/01/55 2,058,677
1,500,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Housing Increment Series 2022B
5 .000 09/01/52 1,438,149

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 780,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000% 08/01/39 $ 781,226
1,250,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Series 2014A
5 .000 08/01/43 1,250,691
1,450,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Series 2023B
5 .750 09/01/53 1,531,540
1,000,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Shoreline Tax Zone 1 Series 2023C
5 .750 09/01/53 1,056,235
1,000,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/42 1,065,678
1,735,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/47 1,806,978
1,150,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/52 1,191,251
965,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .250 09/01/48 993,986
2,050,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .500 09/01/53 2,140,601
925,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5 .125 09/01/50 955,458
1,600,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5 .250 09/01/55 1,661,833
1,210,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5 .000 09/01/45 1,235,788
2,600,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5 .000 09/01/50 2,642,111
4,000,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5 .000 09/01/55 4,046,123
5,000,000 Stockton, California, Special Tax Revenue Bonds, Community
Facilities District 19-1, Cannery Park II, Series 2022
5 .000 09/01/52 5,065,556
5,400,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2014-1, Series 2022
4 .500 09/01/52 5,134,203
1,045,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 1,073,502
1,750,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2023A
5 .000 09/01/49 1,784,438
1,700,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 23-02 Prado, Series 2025
5 .000 09/01/50 1,728,860
3,250,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 23-02 Prado, Series 2025
5 .000 09/01/56 3,292,518
400,000 Temecula Valley Unified School District, Riverside County,
California, Special Tax Bonds, Community Facilities District 2011-
1, Series 2014
4 .250 09/01/44 374,542
1,195,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 1, Series 2019
5 .000 09/01/49 1,202,357
2,700,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .875 09/01/53 2,874,884
1,000,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area
2 Series 2023
5 .000 09/01/54 1,018,896

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 700,000 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-
1, Series 2013
5 .000% 09/01/43 $ 700,181
1,000,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 1,000,000
350,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250 09/01/35 350,476
785,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250 09/01/45 785,381
1,890,000 Westside Union School District, California, Special Tax Bonds,
Community Facilities District 2016-1 Improvement Area B, Series
2023
5 .250 09/01/52 1,892,047
1,445,000 William S. Hart Union High School District, Los Angeles County,
California, Special Tax Bonds, Community Facilities District 2015-
1, Series 2017
5 .000 09/01/47 1,448,216
290,000 (c) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/27 101,500
TOTAL TAX OBLIGATION/LIMITED 316,675,242
TRANSPORTATION - 6.9%
10,845,000 (b) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A, (UB)
4 .000 01/15/46 10,524,666
5,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A - AGM Insured
0 .000 01/15/37 3,463,505
250,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/36 256,346
400,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/37 409,086
10,000,000 (b) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT), (UB)
5 .000 05/15/44 10,100,458
375,174 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 375,257
10,000,000 (b) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT), (UB)
5 .250 07/01/58 10,418,777
5,000,000 (b) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/51 5,082,727
20,000,000 (b) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT), (UB)
5 .750 05/01/48 21,651,996
5,165,000 (b) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5 .000 05/01/48 5,209,141
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/49 100,042
50,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Series
1997A - NPFG Insured
0 .000 01/15/31 42,379
1,200,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .500 04/01/52 1,181,634
TOTAL TRANSPORTATION 68,816,014
U.S. GUARANTEED - 0.2% (f)
2,320,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured,
(ETM)
0 .000 09/01/35 1,750,420
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/37 273,588
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/47 273,587
TOTAL U.S. GUARANTEED 2,297,595

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 21.6%
$ 27,110,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2021B-1, (Mandatory Put
8/01/31), (UB)
4 .000% 02/01/52 $ 27,619,570
6,000,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1, (Mandatory Put
3/01/31), (UB)
5 .000 02/01/54 6,412,038
17,555,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30), (UB)
5 .500 10/01/54 19,270,053
44,950,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5 .250 11/01/54 48,097,705
1,100,000 (a) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023, (AMT)
5 .000 11/21/45 1,131,202
48,170,000 (b),(d) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35), (UB)
5 .000 12/01/55 53,499,765
25,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/28 26,781
7,185,000 (b) M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C, (UB)
7 .000 11/01/34 8,772,639
295,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5 .500 05/01/29 307,377
3,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,953,150
5,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 5,175
8,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 4,609,742
1,140,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/34 1,152,397
1,030,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3 .625 01/01/26 629,447
85,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 49,741
3,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 1,759,570
1,020,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 601,141
165,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/26 97,558
1,695,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/26 1,012,744
1,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 601,223
1,415,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 846,412
2,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 1,176,468
25,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding
Series 2005SS
4 .625 07/01/30 15,143
1,950,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 1,151,889
915,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 537,343
1,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 590,024
295,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 172,827
500,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 293,504
135,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 79,821
200,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .800 07/01/27 121,799

Portfolio of Investments November 30, 2025
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,445,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625% 07/01/25 $ 861,513
95,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/26 56,057
1,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/35 595,604
275,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 07/01/25 162,673
220,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .250 07/01/30 125,330
4,430,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 2,546,460
5,385,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 3,289,953
2,380,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 1,381,713
11,135,000 (b),(d) San Joaquin Valley Clean Energy Authority, California, Clean
Energy Project Revenue Bonds, Green Series 2025A, (Mandatory
Put 7/01/35), (UB)
5 .500 01/01/56 12,701,975
1,000,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/29 1,054,870
220,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/33 241,775
2,190,000 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 2,208,448
150,000 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 150,190
5,020,000 West County Facilities Financing Authority, California,
Wastewater Revenue Bonds, Green Series 2021
4 .000 06/01/46 4,937,858
TOTAL UTILITIES 213,908,667
TOTAL MUNICIPAL BONDS
(Cost $1,244,108,685) 1,239,613,592
TOTAL LONG-TERM INVESTMENTS
(Cost $1,244,108,685) 1,239,613,592
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
X 5,225,000 REPURCHASE AGREEMENTS - 0.5%   X –
$ 5,225,000 (g) Fixed Income Clearing Corporation 4 .040 12/01/25 $ 5,225,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,225,000) 5,225,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,225,000) 5,225,000
TOTAL INVESTMENTS - 125.4%
(Cost $1,249,333,685) 1,244,838,592
FLOATING RATE OBLIGATIONS - (25.9)%   (257,380,000)
OTHER ASSETS & LIABILITIES, NET - 0.5% 5,169,783
NET ASSETS - 100% $ 992,628,375
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $380,633,557 or 30.6% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) When-issued or delayed delivery security.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Agreement with Fixed Income Clearing Corporation, 4.040% dated 11/28/25 to be repurchased at $5,226,759 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/55, valued at $5,329,514.
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,239,613,592 $ – $ 1,239,613,592
Short-Term Investments:
Repurchase Agreements – 5,225,000 – 5,225,000
Total $ – $ 1,244,838,592 $ – $ 1,244,838,592

Portfolio of Investments November 30, 2025
California Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
X 1,621,710,226 MUNICIPAL BONDS - 98.7%   X –
CONSUMER STAPLES - 0.0%
$ 370,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/49 $ 320,106
310,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 310,612
TOTAL CONSUMER STAPLES 630,718
EDUCATION AND CIVIC ORGANIZATIONS - 8.9%
5,825,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/45 5,814,654
2,040,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5 .000 11/01/43 2,192,315
3,240,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
4 .250 11/01/48 3,184,310
11,780,000 California Enterprise Development Authority, Revenue Bonds,
Castilleja School Foundation Series 2024
4 .000 06/01/54 10,921,251
2,435,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Science Center Phase III Project,
Green Series 2021B
4 .000 05/01/41 2,456,973
3,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4 .000 07/01/50 2,901,550
20,175,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
4 .500 05/15/55 20,253,049
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5 .250 05/15/59 2,143,217
500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 480,043
3,250,000 California Municipal Finance Authority, Academic Facilities
Revenue Bonds, Scripps College Series 2025
5 .000 07/01/50 3,344,838
1,275,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5 .000 01/01/35 1,105,720
8,595,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
4 .000 12/31/47 7,553,289
6,980,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 7,004,058
445,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/27 447,321
250,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/54 223,742
2,935,000 (a) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5 .000 07/01/50 2,634,431
1,045,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/40 1,045,140
1,100,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/45 1,072,533
450,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/36 450,091
460,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 450,739
1,915,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 1,553,718
815,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/52 788,232
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/47 217,305

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 410,000 (a),(b) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000% 06/01/46 $ 246,000
500,000 (a),(b) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/51 300,000
375,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .750 05/01/37 377,241
720,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5 .000 07/01/55 673,122
550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/43 560,328
285,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2016A
5 .000 06/01/36 285,046
280,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools - Obligated Group, Series
2023A
5 .000 06/01/43 280,741
750,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 750,138
830,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 830,117
5,235,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .250 07/01/52 5,247,592
3,125,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000 07/01/49 3,084,108
680,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4 .000 07/01/48 578,682
545,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5 .000 07/01/40 559,199
15,325,000 California State University, Systemwide Revenue Bonds, Series
2017A
5 .000 11/01/47 15,564,259
3,100,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/43 3,218,667
15,665,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/48 16,082,823
5,210,000 California State University, Systemwide Revenue Bonds, Series
2019A
5 .000 11/01/49 5,384,442
1,120,000 California State University, Systemwide Revenue Bonds, Series
2024A
4 .000 11/01/55 1,060,245
1,115,000 San Diego County, California, Limited Revenue Obligations,
Sanford Burnham Prebys Medical Discovery Institute, Series
2015A
5 .000 11/01/28 1,116,974
11,620,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5 .000 05/15/43 12,053,033
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 146,491,276
FINANCIALS - 0.0%
7,048 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5
0 .000 08/01/47 2,244
TOTAL FINANCIALS 2,244
HEALTH CARE - 16.3%
17,205,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 17,315,079
3,815,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 3,858,818
1,225,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/36 1,271,980
11,100,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/48 11,225,417
7,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A
4 .000 08/15/48 6,492,698

Portfolio of Investments November 30, 2025
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,850,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000% 08/15/47 $ 3,792,272
6,100,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2012A
4 .000 11/15/39 6,100,453
7,850,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 7,295,226
2,700,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 2,711,296
10,750,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/40 10,784,499
3,175,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 2,981,943
35,085,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 32,111,062
1,825,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 1,825,907
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .000 07/01/44 2,050,782
32,335,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 33,149,800
250,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 250,424
1,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/36 1,822,771
11,500,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 11,542,681
6,750,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 6,401,404
3,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 3,813,713
5,300,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 5,317,791
2,950,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 3,041,363
2,000,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 1,988,150
15,050,000 California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A
5 .000 08/01/47 15,299,205
4,000,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 4,014,300
6,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 6,016,468
20,750,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 20,752,102
8,400,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 8,440,960
1,305,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/35 1,307,774
10,875,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5 .000 03/01/48 10,958,978
10,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Marin General Hospital, Green Series 2018A
4 .000 08/01/45 8,890,471
1,000,000 California Statewide Community Development Authority,
Certificates of Participation, Methodist Hospital of Southern
California, Series 2018
5 .000 01/01/48 1,015,226
1,365,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 1,402,972
3,000,000 Kaweah Delta Health Care District, California, Revenue Bonds,
Series 2015B
5 .000 06/01/40 2,988,734

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 5,000,000 Palomar Health System, California, Revenue Bonds, Refunding
Series 2017
5 .000% 11/01/42 $ 4,500,710
1,630,000 Upland, California, Certificates of Participation, San Antonio
Regional Hospital, Series 2017
5 .000 01/01/47 1,640,992
2,800,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5 .000 07/01/42 2,807,331
TOTAL HEALTH CARE 267,181,752
HOUSING/MULTIFAMILY - 15.7%
4,670,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 3,121,092
15,920,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 12,257,953
30,005,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 19,521,100
560,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 426,737
425,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 399,285
2,850,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 2,627,945
25,810,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 20,925,852
10,116,575 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 10,380,500
11,951,099 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 11,883,184
1,457,304 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 1,508,907
9,576,283 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 9,906,669
8,214,802 (c) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .325 11/20/40 8,245,007
2,900,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Projects, Social Series 2024A
5 .000 08/15/59 2,955,306
2,630,000 California Statewide Community Development Authority,
Multifamily Housing Revenue Senior Bonds, Westgate Courtyards
Apartments, Series 2001X-1 - AMBAC Insured, (AMT)
5 .420 12/01/34 2,630,496
23,205,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 17,789,535
5,675,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 4,313,780
920,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3 .600 05/01/47 758,799
8,660,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 5,968,552
5,230,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 4,305,893
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 1,731,664
26,965,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 22,417,838
16,355,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 14,909,373
2,550,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1
2 .875 08/01/41 2,363,507
4,640,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3 .125 08/01/56 3,502,621

Portfolio of Investments November 30, 2025
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 19,550,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000% 10/01/56 $ 15,005,853
1,615,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 1,267,949
4,750,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 3,099,674
395,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4 .000 03/01/57 292,503
15,125,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 13,596,472
3,765,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 2,883,788
5,730,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 4,683,181
7,475,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3 .250 10/01/58 5,282,796
2,100,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine
Lien Series 2021B
4 .000 09/01/46 1,746,391
3,995,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 2,809,350
16,280,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 9,834,465
2,100,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 1,490,449
7,545,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 5,120,512
2,480,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 2,325,844
4,325,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .550 12/01/61 4,235,542
TOTAL HOUSING/MULTIFAMILY 258,526,364
HOUSING/SINGLE FAMILY - 0.4%
6,000,000 California Department of Veterans Affairs, Home Purchase
Revenue Bonds, Series 2024A
4 .300 12/01/54 5,951,674
TOTAL HOUSING/SINGLE FAMILY 5,951,674
TAX OBLIGATION/GENERAL - 13.1%
1,000,000 Acalanes Union High School District, Contra Costa County,
California, General Obligation Bonds, Refunding Series 2010A
0 .000 08/01/26 983,201
8,000,000 Antioch Unified School District, Contra Costa County, California,
General Obligation Bonds, Election 2024 Series 2024A
4 .000 08/01/47 7,725,922
6,375,000 Antioch Unified School District, Contra Costa County, California,
General Obligation Bonds, Election 2024 Series 2024A
4 .000 08/01/50 6,071,871
5,570,000 (d) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C
0 .000 05/01/42 4,513,235
2,500,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/45 2,518,134
835,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/46 840,872
22,700,000 California State, General Obligation Bonds, Various Purpose
Series 2018
5 .000 10/01/47 22,768,985
1,770,000 California State, General Obligation Bonds, Various Purpose
Series 2020
4 .000 11/01/45 1,726,289

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000% 08/01/50 $ 5,381,048
3,385,000 Chino Valley Unified School District, San Bernardino County,
California, General Obligation Bonds, 2016 Election Series
2020B
5 .000 08/01/55 3,495,704
4,900,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C
4 .000 08/01/49 4,706,995
2,745,000 Grossmont-Cuyamaca Community College District, California,
General Obligation Bonds, Refunding Series 2018
4 .000 08/01/47 2,700,061
7,000,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series
2017A
4 .000 08/01/47 6,885,402
30,000 Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series
2009A
5 .500 08/01/29 30,159
38,460,000 Los Angeles County, California, Tax and Revenue Anticipation
Notes, Series 2025-26
5 .000 06/30/26 39,065,064
31,210,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 31,674,642
6,225,000 Manteca Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2014 Series 2017B
4 .000 08/01/42 6,231,344
10,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/40 9,992,760
4,040,000 Morgan Hill Unified School District, Santa Clara County,
California, General Obligation Bonds, Election 2012 Series
2017B
4 .000 08/01/47 3,979,560
2,290,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2018,
Series 2019A
5 .000 08/01/44 2,398,559
8,890,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .250 08/01/55 9,699,253
9,440,000 Paramount Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2006 Series 2011
6 .375 08/01/45 10,955,924
7,070,089 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 5,097,334
6,985,000 Rio Hondo Community College District, California, General
Obligation Bonds, 2024 Election, Series 2025A
5 .250 08/01/55 7,603,384
1,535,000 (d) San Leandro Unified School District, Alameda County, California,
General Obligation Bonds, Election 2006 Series 2010C - AGC
Insured
0 .000 08/01/39 1,608,410
2,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5 .750 08/01/31 2,038,021
3,080,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .000 08/01/43 3,080,741
645,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5 .500 08/01/40 649,031
8,640,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B
4 .000 08/01/45 8,441,868
3,500,000 (d) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 3,068,520
TOTAL TAX OBLIGATION/GENERAL 215,932,293

Portfolio of Investments November 30, 2025
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 8.5%
$ 1,035,000 Beaumont, California, Special Tax Bonds, Community Facilities
District 93-1 Improvement Area 8D, Series 2018A
5 .000% 09/01/48 $ 1,045,495
1,655,000 Bell Community Housing Authority, California, Lease Revenue
Bonds, Series 2005 - AMBAC Insured
5 .000 10/01/36 1,654,932
355,000 Brea and Olinda Unified School District, Orange County,
California, Certificates of Participation Refunding, Series 2002A -
AGM Insured
5 .125 08/01/26 355,558
200,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 200,104
1,760,000 California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0 .000 06/01/33 1,313,502
2,040,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000 08/01/44 2,130,037
1,960,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, North County Center for Self-Sufficiency
Corporation, Series 2004 - AMBAC Insured
5 .000 12/01/25 1,960,000
750,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020A
4 .000 09/01/45 687,067
4,325,000 California State Public Works Board, Lease Revenue Bonds,
California Air Resources Board, Southern California Headquarters
- Mary D. Nichols Campus, Green Series 2022D
4 .000 05/01/47 4,188,867
335,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 335,007
945,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 948,261
1,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/47 1,012,106
775,000 City of Dublin, California, Community Facilities District No. 2015-
1, Dublin Crossing, Improvement Area No. 1, Special Tax Bonds,
Series 2017
5 .000 09/01/37 792,320
800,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/43 809,500
1,800,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series 2019
5 .000 09/01/44 1,835,176
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19 Mangini
Ranch, Series 2019
5 .000 09/01/49 1,013,369
1,000,000 Huntington Beach, California, Special Tax Bonds, Community
Facilities District 2003-1 Huntington Center, Refunding Series
2013
5 .375 09/01/33 1,001,384
4,585,000 Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
5 .000 09/01/42 4,985,262
1,400,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5 .000 09/01/47 1,408,873
1,000,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5 .000 09/02/40 1,001,220
1,000,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5 .000 12/01/51 1,026,891
5,075,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/44 5,281,603
7,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2019E-1
5 .000 12/01/44 7,307,235
5,920,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2025J
5 .250 12/01/50 6,459,110

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 325,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5 .000% 09/01/48 $ 332,439
1,455,000 Modesto, California, Speical Tax Bonds, Community Faclities
District 2004-1 Village One 2, Refunding Series 2014
5 .000 09/01/28 1,457,490
570,000 ndio, California, Special Tax Bonds, Community Facilities District
2004-3 Terra Lago, Improvement Area 1, Series 2015
5 .000 09/01/35 570,630
3,250,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/35 3,255,109
3,215,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/36 3,219,647
255,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A
5 .250 08/15/45 255,318
27,597,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 9,410,513
27,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 26,354,301
5,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 5,399,791
7,525,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 7,104,125
4,180,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 4,426,699
415,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 32, Series 2020
4 .000 09/01/45 379,675
3,390,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax
Revenue Bonds, Series 2019A
4 .000 07/01/38 3,415,056
355,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 355,558
40,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 40,122
2,235,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/43 2,265,501
380,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/44 385,169
525,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/49 526,597
650,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/54 649,989
105,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .125 09/01/37 109,149
1,345,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .625 09/01/43 1,430,027
3,120,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 3,141,067
625,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area
2 Series 2023
5 .000 09/01/48 640,035
7,600,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .000 09/01/33 7,621,623
7,920,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .125 09/01/37 7,942,284
TOTAL TAX OBLIGATION/LIMITED 139,440,793

Portfolio of Investments November 30, 2025
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 18.9%
$ 4,375,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .375% 07/01/49 $ 4,206,255
18,840,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 18,283,514
5,050,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Green Series 2022G, (AMT)
5 .000 05/15/52 5,149,006
1,550,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/37 1,570,850
1,250,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/38 1,259,076
1,930,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/39 1,933,683
2,255,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5 .000 05/15/46 2,317,853
6,925,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5 .000 05/15/46 6,937,696
24,440,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/44 24,685,519
2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/30 2,114,330
2,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/34 2,537,468
1,695,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/35 1,774,548
3,500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/39 3,621,663
3,600,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/37 3,775,090
10,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/44 10,204,104
9,680,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000 05/15/37 10,501,394
6,995,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 7,242,899
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
4 .000 05/15/49 907,002
16,305,000 Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C
4 .000 06/01/47 14,761,608
3,085,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/40 3,082,706
10,815,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/46 9,907,160
4,230,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .000 07/01/48 4,378,077
10,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 10,418,777

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 2,625,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A
5 .000% 07/01/47 $ 2,662,196
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 2,004,600
4,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 4,052,721
2,500,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 2,559,902
7,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/51 7,115,818
16,055,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/41 17,720,785
2,175,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .250 05/01/49 2,285,723
2,330,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .250 05/01/55 2,442,925
6,130,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .500 05/01/55 6,596,457
14,120,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 14,299,565
5,150,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/44 5,244,114
3,515,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 3,552,689
10,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/41 10,028,895
17,855,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/46 17,870,404
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5 .000 05/01/47 5,019,815
7,170,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/43 7,266,613
9,315,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/48 9,394,609
1,025,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/40 1,060,813
18,500,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/45 18,804,601
16,460,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 15,143,625
3,195,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 3,196,467
TOTAL TRANSPORTATION 309,893,615
U.S. GUARANTEED - 0.2% (e)
1,235,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 1,314,867
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/47 273,587
500,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C, (Pre-refunded 8/01/27) -
AGM Insured
6 .800 08/01/39 534,985
545,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/37 601,507

Portfolio of Investments November 30, 2025
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (e) (continued)
$ 5,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (Pre-
refunded 5/01/28), (AMT)
5 .000% 05/01/48 $ 5,173
TOTAL U.S. GUARANTEED 2,730,119
UTILITIES - 16.7%
12,110,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E, (Mandatory Put
9/01/32)
5 .000 02/01/55 13,030,982
2,890,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5 .000 05/01/54 3,096,193
22,830,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000 01/01/55 24,027,920
14,365,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5 .000 08/01/55 15,269,387
20,000,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5 .000 10/01/55 21,027,692
5,000,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 5,002,308
18,060,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 18,060,078
4,405,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 4,528,522
11,270,000 (c) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 12,516,968
2,500,000 El Dorado Irrigation District, California, Certificates of
Participation, Revenue Bonds, Series 2024A
4 .000 03/01/50 2,351,981
6,525,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017A
5 .000 07/01/42 6,595,806
8,430,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 8,503,073
4,770,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5 .000 07/01/45 4,873,060
32,975,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/50 33,746,823
6,065,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2021B
5 .000 07/01/51 6,218,032
2,040,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/47 2,118,134
5,165,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5 .000 07/01/52 5,314,961
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023D
5 .000 07/01/43 5,319,259
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023E
5 .000 07/01/53 5,172,293
465,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000 07/01/53 485,375
6,640,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022D
5 .000 07/01/52 6,846,472
7,730,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2016A
5 .000 07/01/46 7,746,803
7,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/40 7,390,223
9,990,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/41 10,512,641
2,215,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5 .500 05/01/29 2,307,936

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,180,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000% 07/01/47 $ 2,145,956
250,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
4 .000 07/01/42 229,341
5,110,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 4,687,737
5,000,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Regional Water & Local Water,
Series 2025D
5 .000 11/01/55 5,296,882
900,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5 .000 08/01/42 903,895
7,145,000 (c) San Joaquin Valley Clean Energy Authority, California, Clean
Energy Project Revenue Bonds, Green Series 2025A, (Mandatory
Put 7/01/35)
5 .500 01/01/56 8,150,482
3,520,000 (c) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 3,768,267
17,000,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5 .000 07/01/48 17,683,896
TOTAL UTILITIES 274,929,378
TOTAL MUNICIPAL BONDS
(Cost $1,656,991,326) 1,621,710,226
TOTAL LONG-TERM INVESTMENTS
(Cost $1,656,991,326) 1,621,710,226
OTHER ASSETS & LIABILITIES, NET - 1.3% 20,855,775
NET ASSETS - 100% $ 1,642,566,001
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $284,729,254 or 17.6% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments November 30, 2025
(continued)
California Municipal Bond

them:
California
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,621,710,226 $ – $ 1,621,710,226
Total $ – $ 1,621,710,226 $ – $ 1,621,710,226

Portfolio of Investments November 30, 2025
Connecticut Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.9%
X 219,716,115 MUNICIPAL BONDS - 94.9%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 19.7%
$ 1,885,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2016Q-1
5 .000% 07/01/46 $ 1,891,951
750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2017R
4 .000 07/01/47 697,977
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2022U
4 .000 07/01/52 2,286,045
400,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .000 07/01/42 438,600
350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .000 07/01/44 375,006
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .250 07/01/47 1,077,523
1,545,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5 .250 07/01/47 1,625,972
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5 .000 07/01/53 1,030,193
1,130,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Loomis Chaffe School, Series 2023L
4 .000 07/01/43 1,117,994
5,095,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Refunding Series 2015L
5 .000 07/01/45 5,096,718
1,750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2016M
5 .000 07/01/35 1,761,255
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023N
5 .000 07/01/48 2,059,701
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023O
5 .000 07/01/35 1,160,723
375,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023O
5 .000 07/01/36 431,209
5,110,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/42 5,191,452
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2020K
5 .000 07/01/40 2,108,130
3,465,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series L
5 .000 07/01/42 3,688,589
790,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Isue, Series 2021L
3 .000 07/01/41 695,462
2,210,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Isue, Series 2021L
3 .000 07/01/46 1,748,763
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2020R
4 .000 06/01/45 1,414,685
4,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4 .000 06/01/46 3,649,234
1,175,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4 .000 06/01/51 1,036,449
1,900,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of Hartford, Series 2022P
5 .375 07/01/52 1,732,512
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of New Haven, Series 2018K-1
5 .000 07/01/37 2,021,747
1,200,000 University of Connecticut, Student Fee Revenue Bonds, Special
Obligation Series 2023A
5 .250 11/15/48 1,296,269
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 45,634,159
HEALTH CARE - 16.3%
4,600,000 Connecticut Health and Educational Facilities Authority Revenue
Bonds, Hartford HealthCare, Series 2015F
5 .000 07/01/45 4,601,055
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Children's Medical Center and Subsidiaries,
Series 2023E
5 .250 07/15/48 1,058,901
5,160,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Children's Medical Center and Subsidiaries,
Series 2023E
4 .250 07/15/53 4,859,466

Portfolio of Investments November 30, 2025
(continued)
Connecticut Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 695,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Griffin Hospital, Series 2020G-1
5 .000% 07/01/39 $ 700,026
1,085,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020A
4 .000 07/01/40 1,061,029
3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A - BAM Insured
4 .000 07/01/51 2,732,895
500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare, Series 2014E
5 .000 07/01/42 500,321
1,995,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Middlesex Hospital, Series 2015O
5 .000 07/01/36 1,996,885
2,455,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 2,497,149
2,860,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/41 2,777,022
6,020,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A - BAM Insured
4 .000 07/01/49 5,580,444
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Forward Delivery Series 2022M
4 .000 07/01/42 1,420,783
1,885,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2016K
4 .000 07/01/46 1,716,979
2,350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 2,361,084
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/45 2,003,085
985,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5 .000 07/01/45 1,055,462
795,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5 .000 07/01/47 842,411
TOTAL HEALTH CARE 37,764,997
HOUSING/MULTIFAMILY - 1.2%
1,890,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,742,749
1,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025C-1
4 .650 11/15/40 1,043,020
TOTAL HOUSING/MULTIFAMILY 2,785,769
HOUSING/SINGLE FAMILY - 1.6%
1,440,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2 .150 11/15/41 1,069,019
1,560,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2 .300 11/15/46 1,047,346
190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 142,822
1,430,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4 .600 11/15/49 1,412,544
TOTAL HOUSING/SINGLE FAMILY 3,671,731
LONG-TERM CARE - 5.6%
1,100,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Duncaster, Inc., Series 2014A
5 .000 08/01/44 1,069,973
2,600,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford
Inc. Project, Series 2016A
5 .000 09/01/46 2,494,990
900,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
4 .500 10/01/34 850,963
200,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 157,511
4,365,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Masonicare Issue, Series 2016F
5 .000 07/01/37 4,380,171
2,650,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/45 2,345,106
730,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4 .000 07/01/41 661,832
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4 .000 07/01/51 989,626
TOTAL LONG-TERM CARE 12,950,172

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 21.5%
$ 2,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2016D - AGM Insured
5 .000% 08/15/41 $ 2,013,884
1,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2024A - BAM Insured
5 .000 07/01/44 1,076,465
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2 .400 06/15/41 770,193
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2 .550 06/15/46 713,789
960,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28
2 .375 06/15/40 763,309
1,000,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/34 1,029,477
3,270,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/35 3,362,212
1,510,000 Connecticut State, General Obligation Bonds, Series 2018A 5 .000 04/15/37 1,576,002
1,325,000 Connecticut State, General Obligation Bonds, Series 2018C 5 .000 06/15/38 1,382,034
1,450,000 Connecticut State, General Obligation Bonds, Series 2019A 4 .000 04/15/37 1,476,461
650,000 Connecticut State, General Obligation Bonds, Series 2019A 5 .000 04/15/39 685,923
2,000,000 Connecticut State, General Obligation Bonds, Series 2020A 4 .000 01/15/37 2,058,335
2,000,000 Connecticut State, General Obligation Bonds, Series 2021A -
BAM Insured
3 .000 01/15/40 1,789,736
500,000 Connecticut State, General Obligation Bonds, Series 2024D 4 .000 05/01/41 509,233
2,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/42 2,188,188
1,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/44 1,076,600
2,000,000 Connecticut State, General Obligation Bonds, Series 2025C 5 .000 08/15/44 2,176,794
2,085,000 Connecticut State, General Obligation Bonds, Series 2025C 5 .000 08/15/45 2,259,297
225,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000 11/15/43 192,976
300,000 East Haddam, Connecticut, General Obligation Bonds, Series
2020A
3 .000 12/01/37 287,096
325,000 East Lyme, Connecticut, General Obligation Bonds, Series 2020 3 .000 07/15/40 287,124
1,035,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2018
5 .000 07/15/35 1,088,112
1,075,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A
4 .000 07/15/39 1,095,896
3,000,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2023
4 .000 08/01/43 3,034,446
2,285,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
5 .250 10/15/48 2,439,975
1,000,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
4 .625 10/15/53 1,010,215
5,000,000 New Britain, Connecticut, General Obligation Bonds, Series
2022A - BAM Insured
5 .000 03/01/47 5,200,620
1,000,000 New Haven, Connecticut, General Obligation Bonds, Refunding
Series 2016A - AGM Insured
5 .000 08/15/36 1,011,868
1,035,000 Oxford, Connecticut, General Obligation Bonds, Series 2019A 4 .000 08/01/39 1,040,670
2,370,000 Stratford, Connecticut, General Obligation Bonds, Series 2017 -
BAM Insured
4 .000 01/01/39 2,378,076
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/30 555,983
485,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/31 485,856
765,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/32 766,322
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/33 555,925
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/34 555,900
750,000 West Haven, Connecticut, General Obligation Bonds, Series
2020 - BAM Insured
4 .000 03/15/40 757,061
TOTAL TAX OBLIGATION/GENERAL 49,652,053

Portfolio of Investments November 30, 2025
(continued)
Connecticut Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 18.8%
$ 1,605,000 Connecticut Higher Education Supplemental Loan Authority,
State Supported Revenue Bonds, CHESLA Loan Program, Series
2020B, (AMT)
3 .250% 11/15/36 $ 1,499,684
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
5 .000 09/01/32 1,017,057
3,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
5 .000 09/01/33 3,557,629
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/37 2,076,396
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/38 2,070,985
1,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A
4 .000 05/01/40 1,524,453
2,080,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2023A
5 .250 07/01/44 2,274,393
3,350,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2024A-2
5 .000 07/01/43 3,651,715
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/35 562,071
920,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 1 Project, Series
2019
4 .750 10/01/48 878,426
420,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 2 Project, Series
2022
5 .750 10/01/52 430,662
3,720,000 (a) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 3,772,529
635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 659,265
1,825,000 Naugatuck, Connecticut, Certificates of Participation, Incineration
Facilities Project, Series 2021A, (AMT)
4 .000 08/15/41 1,778,086
1,860,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 634,256
4,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 4,046,005
3,050,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 2,973,646
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Series 2019A-2B
4 .550 07/01/40 997,676
100,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/51 86,156
500,000 (a) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6 .000 04/01/52 534,306
1,590,000 University of Connecticut, General Obligation Bonds, Series
2015A
5 .000 02/15/34 1,592,060
3,000,000 University of Connecticut, General Obligation Bonds, Series
2017A
5 .000 01/15/36 3,070,946
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
5 .000 11/01/36 1,056,293
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
4 .000 11/01/38 1,012,662
420,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/43 452,082
1,250,000 Virgin Islands Transportation & Infrastructure Corporation, Virgin
Islands, Grant Anticipation Revenue Bonds, Federal Highway
Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/41 1,353,561
TOTAL TAX OBLIGATION/LIMITED 43,563,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 3.3%
$ 1,500,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A - BAM Insured, (AMT)
4 .000% 07/01/49 $ 1,360,061
6,125,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A, (AMT)
5 .000 07/01/49 6,203,711
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/41 105,552
TOTAL TRANSPORTATION 7,669,324
UTILITIES - 6.9%
60,000 Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue Bonds,
Series 2005A - NPFG Insured
5 .000 08/15/35 60,056
1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 1,273,890
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 1,014,675
295,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 297,526
200,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 207,770
1,555,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4 .000 10/01/36 1,657,434
1,795,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4 .000 10/01/37 1,900,040
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 984,384
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 2,090,063
2,540,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Ninth Series
2025A
5 .000 08/01/54 2,694,575
2,685,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Seventh Series
2023A-1
5 .000 08/01/51 2,847,402
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2013A
5 .250 08/15/43 500,291
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2019
4 .000 04/01/44 496,804
TOTAL UTILITIES 16,024,910
TOTAL MUNICIPAL BONDS
(Cost $223,159,010) 219,716,115
TOTAL LONG-TERM INVESTMENTS
(Cost $223,159,010) 219,716,115
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.1%
X 7,190,000 MUNICIPAL BONDS - 3.1%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 1.5%
$ 3,440,000 (b) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Refunding Series 2008L
2 .800 07/01/34 $ 3,440,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 3,440,000

Portfolio of Investments November 30, 2025
(continued)
Connecticut Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 1.6%
$ 750,000 (b) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2017A-3
2 .850% 11/15/47 $ 750,000
3,000,000 (b) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018A-3
2 .790 05/15/48 3,000,000
TOTAL HOUSING/MULTIFAMILY 3,750,000
TOTAL MUNICIPAL BONDS
(Cost $7,190,000) 7,190,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,190,000) 7,190,000
TOTAL INVESTMENTS - 98.0%
(Cost $230,349,010) 226,906,115
OTHER ASSETS & LIABILITIES, NET - 2.0% 4,537,630
NET ASSETS - 100% $ 231,443,745
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $15,238,966 or 6.7% of Total Investments.
(b) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 219,716,115 $ – $ 219,716,115
Short-Term Investments:
Municipal Bonds – 7,190,000 – 7,190,000
Total $ – $ 226,906,115 $ – $ 226,906,115

Portfolio of Investments November 30, 2025
Massachusetts Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
X 409,209,422 MUNICIPAL BONDS - 98.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 25.3%
$ 2,065,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000% 06/15/39 $ 2,067,795
1,750,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/49 1,667,542
1,260,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/39 1,272,878
5,165,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/46 5,183,465
2,350,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/39 2,408,482
1,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/42 1,038,643
4,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-2
5 .000 10/01/48 4,844,642
1,195,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/37 1,252,571
840,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/38 878,522
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/39 1,044,294
1,510,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .250 01/01/42 1,515,231
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .000 01/01/47 1,462,802
1,600,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/37 1,627,125
6,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/40 6,073,414
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2018
5 .000 01/01/43 2,000,914
680,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2025
5 .250 01/01/44 692,921
2,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 2,393,282
2,055,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lesley University, Series 2016
5 .000 07/01/36 2,063,790
550,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
3 .500 07/01/35 545,448
235,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
5 .000 07/01/37 235,277
700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/37 703,058
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2022
5 .000 07/01/52 975,646
1,220,000 Massachusetts Development Finance Agency, Revenue Bonds,
Middlesex School, Series 2024
4 .250 07/01/54 1,151,517
2,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022
5 .000 10/01/44 2,217,406
2,345,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2024A
5 .000 10/01/42 2,584,209
2,415,000 Massachusetts Development Finance Agency, Revenue Bonds,
Sterling and Francine Clark Art Institute, Series 2016
4 .000 07/01/41 2,366,506
610,000 Massachusetts Development Finance Agency, Revenue Bonds,
Suffolk University, Refunding Series 2019
5 .000 07/01/37 618,204
875,000 Massachusetts Development Finance Agency, Revenue Bonds,
Tufts University, Series 2015Q
5 .000 08/15/38 875,379
3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wentworth Institute of Technology, Series 2017
5 .000 10/01/46 2,931,843
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wheaton College, Series 2017H
5 .000 01/01/37 1,014,957

Portfolio of Investments November 30, 2025
(continued)
Massachusetts Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000% 06/01/37 $ 1,040,524
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/38 1,037,895
6,210,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/48 6,306,452
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/42 5,078,693
7,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/45 7,071,276
745,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2019
5 .000 09/01/33 798,096
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
Olin College, Refunding Series 2023G
5 .250 11/01/51 3,176,310
700,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/35 706,515
500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/36 503,734
2,345,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Refunding Series 2016
5 .000 01/01/36 2,361,866
2,100,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5 .750 01/01/42 2,460,693
1,000,000 Massachusetts Educational Financing Authority, Student Loan
Revenue Bonds, Issue I Series 2014, (AMT)
5 .000 01/01/27 1,002,933
3,355,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2015-1
5 .000 11/01/40 3,358,055
5,550,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
4 .000 11/01/46 5,295,952
9,000,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
5 .000 11/01/52 9,273,377
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 105,180,134
HEALTH CARE - 20.6%
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/34 1,001,287
5,700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 5,702,327
2,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Inc Series 2025N
5 .250 07/01/44 2,416,199
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5 .250 03/01/54 10,630,772
7,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 7,700,545
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/32 2,015,231
11,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 11,068,347
1,675,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/30 1,695,848
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/37 1,514,593
1,935,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/38 1,952,403
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/48 2,028,933
2,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 2,121,228
6,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 6,134,284
3,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lahey Health System Obligated Group Issue, Series 2015F
5 .000 08/15/45 3,280,924
6,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024D
5 .000 07/01/47 6,285,695
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
4 .000 07/01/41 1,240,292

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 4,710,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
5 .000% 07/01/47 $ 4,725,762
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
5 .000 07/01/37 2,271,797
1,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/27 1,751,856
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/37 1,000,894
3,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 3,658,847
890,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017K
5 .000 07/01/38 898,519
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 365,354
1,855,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5 .000 07/01/44 1,853,431
2,065,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 2,110,277
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/44 495,401
TOTAL HEALTH CARE 85,921,046
HOUSING/MULTIFAMILY - 0.8%
500,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
4 .250 07/01/34 509,068
200,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5 .000 07/01/54 190,786
2,685,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-1
5 .000 12/01/47 2,769,888
TOTAL HOUSING/MULTIFAMILY 3,469,742
LONG-TERM CARE - 0.9%
1,910,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .125 10/01/42 1,779,201
275,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 273,213
560,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berkshire Retirement Community Lennox, Series 2015
5 .000 07/01/31 560,557
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/39 408,585
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Salem Community Corporation, Refunding Series 2022
5 .250 01/01/50 930,429
TOTAL LONG-TERM CARE 3,951,985
TAX OBLIGATION/GENERAL - 24.0%
825,000 Andover, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022
4 .000 07/15/42 836,447
4,375,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/43 4,811,360
3,800,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/45 4,125,960
4,000,000 East Longmeadow, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2024
4 .000 11/01/54 3,777,600
4,060,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5 .000 06/01/44 4,348,105
6,960,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5 .000 06/01/49 7,290,871
1,740,000 Hudson, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2011
5 .000 02/15/32 1,743,377

Portfolio of Investments November 30, 2025
(continued)
Massachusetts Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 7,400,000 Lincoln, Massachusetts, General Obligation Bonds, School Series
2019
4 .000% 03/01/49 $ 7,239,778
2,000,000 Massachusetts Development Finance Agency, Special Obligation
Bonds, Commonwealth Contract  Assistance, Series 2015A
4 .000 05/01/45 1,948,817
3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015C
5 .000 07/01/45 3,001,859
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2018A
5 .000 01/01/47 5,081,357
1,775,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019A
5 .000 01/01/49 1,812,738
8,335,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019C
5 .000 05/01/45 8,581,323
7,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .250 10/01/47 7,455,980
15,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2022E
5 .000 11/01/52 15,558,999
1,000,000 North Reading, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2012
5 .000 05/15/35 1,001,750
1,685,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2022
4 .000 04/15/47 1,611,413
1,965,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2024
4 .000 05/15/46 1,890,739
1,950,000 Pentucket Regional School District, Massachusetts, General
Obligation Bonds, Series 2019
3 .000 09/01/42 1,658,083
3,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 2,669,358
3,000,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5 .000 07/01/47 3,146,433
1,500,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5 .000 07/01/51 1,555,310
5,535,000 Taunton, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2024
4 .000 03/01/51 5,272,885
3,440,000 Webster, Massachusetts, General Obligation Bonds, Qualified
School Project, Chapter 70B, Loan Series 2022
4 .000 12/01/42 3,438,518
TOTAL TAX OBLIGATION/GENERAL 99,859,060
TAX OBLIGATION/LIMITED - 17.5%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/34 558,525
1,160,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/31 1,175,082
2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 2,017,671
1,010,000 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,
Refunding Green Series 2014 - BAM Insured
5 .000 05/01/33 1,020,072
3,525,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2023A-1
5 .250 07/01/53 3,749,265
2,045,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/45 2,205,764
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Sustainability Series 2024B
5 .250 07/01/54 5,349,175
2,050,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5 .000 07/01/44 2,077,725
3,065,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5 .000 07/01/46 3,101,184
2,165,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4 .000 07/01/39 2,210,952
3,020,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Social Series 2020A
5 .000 08/15/50 3,110,404
1,100,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .000 02/15/50 1,160,596
6,380,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .000 02/15/55 6,701,688

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,000,000 Massachusetts State, Special Obligation Dedicated Tax Revenue
Bonds, Refunding Series 2005 - NPFG Insured
5 .500% 01/01/34 $ 3,432,500
8,180,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5 .000 06/01/47 8,273,633
5,540,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A
5 .000 06/01/49 5,658,336
5,815,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B
5 .000 06/01/54 6,094,185
5,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2021A
5 .000 06/01/42 5,310
1,510,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,567,700
3,177,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 3,169,616
4,725,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 4,498,206
5,840,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 5,513,367
TOTAL TAX OBLIGATION/LIMITED 72,650,956
TRANSPORTATION - 2.6%
1,500,000 Massachusetts Port Authority, Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 07/01/42 1,509,606
1,780,000 Massachusetts Port Authority, Revenue Bonds, Series 2014A 5 .000 07/01/34 1,785,695
1,425,000 Massachusetts Port Authority, Revenue Bonds, Series 2015A 5 .000 07/01/40 1,426,139
3,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT)
5 .000 07/01/49 3,538,067
2,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5 .000 07/01/46 2,551,244
TOTAL TRANSPORTATION 10,810,751
U.S. GUARANTEED - 0.3% (b)
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/30 110,792
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 110,793
1,000,000 Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2016B, (Pre-refunded 8/01/26)
5 .000 08/01/40 1,016,565
TOTAL U.S. GUARANTEED 1,238,150
UTILITIES - 6.3%
4,000,000 Boston Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Senior Series 2018A
4 .000 11/01/40 4,006,754
2,805,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 2,846,163
920,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 920,695
2,500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,521,404
1,650,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 23B Series 2021
5 .000 02/01/41 1,764,660
1,000,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26A Series 2025
5 .000 02/01/42 1,114,759
2,250,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26B Series 2025
5 .000 02/01/42 2,508,208
2,450,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26B Series 2025
5 .000 02/01/43 2,704,704
1,310,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/40 1,324,304
1,400,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/41 1,405,494
2,000,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/46 1,905,650

Portfolio of Investments November 30, 2025
(continued)
Massachusetts Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 3,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000% 07/01/37 $ 3,104,803
TOTAL UTILITIES 26,127,598
TOTAL MUNICIPAL BONDS
(Cost $407,624,052) 409,209,422
TOTAL LONG-TERM INVESTMENTS
(Cost $407,624,052) 409,209,422
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
X 2,000,000 MUNICIPAL BONDS - 0.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.5%
$ 2,000,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
2 .100 10/01/42 $ 2,000,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 2,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,000,000) 2,000,000
TOTAL INVESTMENTS - 98.8%
(Cost $409,624,052) 411,209,422
OTHER ASSETS & LIABILITIES, NET - 1.2% 5,002,325
NET ASSETS - 100% $ 416,211,747
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $5,857,071 or 1.4% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 409,209,422 $ – $ 409,209,422
Short-Term Investments:
Municipal Bonds – 2,000,000 – 2,000,000
Total $ – $ 411,209,422 $ – $ 411,209,422

Portfolio of Investments November 30, 2025
New Jersey Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.3%
X 368,077,835 MUNICIPAL BONDS - 96.3%   X –
CONSUMER STAPLES - 2.7%
$ 1,955,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4 .000% 06/01/37 $ 1,947,162
3,590,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 3,573,372
4,890,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 4,754,844
TOTAL CONSUMER STAPLES 10,275,378
EDUCATION AND CIVIC ORGANIZATIONS - 12.8%
1,240,000 Atlantic County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Stockton University Atlantic
City Campus Phase II, Series 2021A - AGM Insured
4 .000 07/01/47 1,154,754
715,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 742,321
1,050,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Gauranteed Loan,
Series 2019
5 .000 07/01/44 1,089,637
1,025,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/49 1,067,725
1,000,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/54 1,037,359
510,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/32 577,901
350,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/33 400,534
285,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/34 328,183
860,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .250 11/01/60 861,221
225,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/38 226,004
2,805,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
4 .000 07/15/37 2,768,417
100,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
5 .000 07/15/47 100,049
100,000 (a) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 96,304
355,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
3 .000 06/01/32 353,075
195,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
5 .000 06/01/32 202,122
1,145,000 New Jersey Educational Facilities Authority, Revenue Bonds,
College of New Jersey, Refunding Series 2016F
3 .000 07/01/40 982,842
950,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4 .000 07/01/39 950,177
2,150,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2024A - AGM
Insured
5 .000 07/01/43 2,318,291
1,125,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Refunding Series 2017I
5 .000 07/01/35 1,162,716
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Refunding Series 2024C
5 .000 03/01/26 2,012,484
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024A-1
5 .000 03/01/37 2,301,450

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024B
5 .250% 03/01/54 $ 2,169,467
1,600,000 (b) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 1,863,868
360,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3 .750 07/01/37 276,332
1,370,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4 .000 07/01/42 990,838
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2015C
5 .000 07/01/32 1,000,906
525,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/38 525,321
1,870,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/41 1,555,149
2,430,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/46 1,812,492
1,085,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
4 .000 07/01/46 971,073
1,040,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2020C - AGM Insured
3 .250 07/01/49 855,318
3,225,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology Issue, Green Series 2020A
4 .000 07/01/50 2,868,031
500,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4 .000 07/01/47 453,811
380,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/47 381,794
630,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2021B,
(AMT)
2 .500 12/01/40 592,910
445,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
3 .750 12/01/31 443,555
95,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/35 94,982
1,215,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)
4 .000 12/01/44 1,170,500
500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)
4 .250 12/01/45 497,835
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2025-1B, (AMT)
4 .500 12/01/45 1,027,140
1,270,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2021C, (AMT)
3 .250 12/01/51 920,539
80,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3 .750 12/01/33 79,983
10,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
4 .000 12/01/40 9,994
265,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2019B, (AMT)
3 .250 12/01/39 257,264
370,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2020B, (AMT)
3 .500 12/01/39 357,802
1,740,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2017-C, (AMT)
4 .250 12/01/47 1,623,268
1,460,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2019C, (AMT)
3 .625 12/01/49 1,129,131
1,420,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/45 1,532,497
1,145,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250 07/01/50 1,244,140
1,335,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Arts & Science Charter School,
Series 2023
5 .375 07/01/53 1,362,398
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 48,801,904

Portfolio of Investments November 30, 2025
(continued)
New Jersey Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 8.1%
$ 1,800,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375% 07/01/46 $ 1,171,795
1,945,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3 .000 07/01/46 1,536,734
1,000,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3 .000 07/01/51 744,208
70,000 New Jersey Health Care Facilities Finance Authority, Revenue
Bonds, AHS Hospital Corporation, Series 2008A
5 .000 07/01/27 70,065
1,395,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, AHS Hospital Corporation, Refunding Series 2016
4 .000 07/01/41 1,385,758
965,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5 .000 07/01/57 972,856
1,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5 .000 07/01/27 1,012,866
2,105,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
4 .000 07/01/41 2,105,694
2,700,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 2,732,686
1,025,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
4 .125 07/01/54 942,632
2,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5 .250 07/01/54 2,122,573
610,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/33 617,350
600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/34 607,133
2,090,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2016A
5 .000 07/01/43 2,100,986
2,165,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/45 2,069,994
2,245,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
3 .000 07/01/51 1,717,813
2,710,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
3 .000 07/01/32 2,533,043
370,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/34 370,084
2,695,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5 .000 07/01/41 2,700,931
1,450,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/48 1,263,828
1,190,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
4 .000 07/01/44 1,125,174
1,215,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
3 .000 07/01/49 948,865
TOTAL HEALTH CARE 30,853,068
HOUSING/MULTIFAMILY - 5.4%
150,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 07/01/47 141,487
450,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 01/01/50 416,825
2,440,000 New Jersey Economic Development Authority, Revenue Bonds,
West Campus Housing LLC - New Jersey City University Student
Housing Project, Series 2015
5 .000 07/01/47 2,162,892

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,410,923 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Cherry Garden Apartments Project,
Series 2021B
2 .375% 01/01/39 $ 1,163,116
520,000 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Riverview Towers Apartments, Series
2024B
5 .250 12/20/65 574,030
700,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Montgomery Gateway Apartments,
Series 2025A
4 .550 05/01/41 739,470
1,310,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A
4 .000 11/01/45 1,227,022
1,135,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016A
3 .750 11/01/45 1,054,099
2,145,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016B
3 .600 11/01/40 2,082,404
1,275,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3 .600 11/01/33 1,280,345
1,045,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3 .950 11/01/43 1,014,181
650,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
4 .000 11/01/48 597,281
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
4 .100 11/01/53 450,353
1,750,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
2 .900 11/01/39 1,501,729
530,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .000 11/01/44 441,180
870,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .050 11/01/49 680,966
490,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .150 05/01/53 371,066
600,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2 .450 11/01/45 433,543
2,470,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2 .450 11/01/41 1,912,111
1,090,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023C, (AMT)
4 .850 05/01/33 1,125,732
855,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .500 05/01/50 837,418
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .550 05/01/55 501,399
TOTAL HOUSING/MULTIFAMILY 20,708,649
HOUSING/SINGLE FAMILY - 5.7%
920,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 921,000
2,150,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 2,152,108
2,710,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
4 .000 04/01/49 2,460,800
1,540,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2 .250 10/01/40 1,197,238
865,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
3 .500 04/01/51 861,265
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .150 10/01/39 2,019,287
6,840,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
2 .300 10/01/46 4,858,780
1,885,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .500 10/01/42 1,919,631
1,260,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .600 10/01/46 1,275,964
1,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4 .500 10/01/43 1,019,529

Portfolio of Investments November 30, 2025
(continued)
New Jersey Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 1,150,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4 .700% 10/01/48 $ 1,150,783
1,845,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2025M
5 .050 10/01/45 1,917,823
TOTAL HOUSING/SINGLE FAMILY 21,754,208
INDUSTRIALS - 0.7%
500,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .000 06/15/37 500,126
1,000,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .125 06/15/43 999,957
1,000,000 (a) New Jersey Economic Development Authority, New Jersey, Dock
and Wharf Facility Revenue Bonds, Repauno Port & Rail Terminal
Project, Series 2025, (AMT)
6 .625 01/01/45 1,038,748
TOTAL INDUSTRIALS 2,538,831
LONG-TERM CARE - 0.6%
530,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 501,289
2,133,201 (a) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 1,511,497
480,000 (a) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5 .750 10/01/38 352,330
TOTAL LONG-TERM CARE 2,365,116
TAX OBLIGATION/GENERAL - 21.7%
3,995,000 Bridgewater & Raritan School District, Somerset County, New
Jersey, General Obligation Bonds, Series 2024
4 .000 07/15/45 3,932,649
790,000 Cumberland County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Vineland Public Safety
Building Project, Series 2017
3 .250 12/15/37 776,173
585,000 Cumberland County, New Jersey, General Obligation Bonds,
General Improvement Series 2024
2 .000 08/15/26 580,241
1,000,000 Cumberland County, New Jersey, General Obligation Bonds,
Series 2021
2 .000 05/15/29 946,409
400,000 Essex County Improvement Authority, New Jersey, Lease
Revenue Bonds, Essex County Family Court Building Projects,
County Guaranteed Series 2025
5 .000 03/17/26 402,803
6,000,000 Essex County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes, Series 2025
4 .000 07/08/26 6,049,922
15,000 Flemington-Raritan Regional School District, Hunterdon County,
New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 13,356
3,000,000 Freehold Township Board of Education, Monmouth County, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/41 3,063,878
600,000 Gloucester County Improvement Authority, New Jersey, General
Obligation Loan Revenue Bonds, Health Sciences Educational
Facilities Projects Series 2024
5 .000 03/01/26 603,700
1,065,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/28 1,030,336
1,000,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 963,451
1,040,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .375 03/01/34 1,045,778
1,075,000 Holmdel Township, Monmouth, New Jersey, General Obligation
Bonds, Series 2021
2 .000 11/15/34 935,716
1,000,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4 .000 10/01/51 929,450
5,490,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .000 05/01/46 5,508,238
1,500,000 Hudson County, New Jersey, Bond Anticipation Notes, Series
2025
4 .000 02/26/26 1,504,768

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .250% 08/15/45 $ 1,002,532
1,000,000 Jersey City, New Jersey, General Obligation Bonds, General
Improvement Series 2022A
3 .000 02/15/37 950,425
1,000,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
1 .000 08/15/30 909,596
665,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/43 668,441
1,730,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/44 1,724,814
1,125,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2022C
5 .000 08/15/40 1,246,198
575,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5 .000 12/01/36 664,172
500,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5 .000 12/01/41 556,084
1,120,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2024A
5 .000 12/01/37 1,301,771
2,000,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/43 2,031,026
2,500,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/44 2,516,225
2,485,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .375 08/01/45 2,508,544
1,020,000 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A -
BAM Insured
5 .000 09/01/32 1,036,329
810,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/26 819,620
1,000,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/27 1,035,693
1,320,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4 .000 06/01/31 1,413,639
1,375,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3 .000 06/01/32 1,390,628
1,000,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2020
5 .000 06/01/40 1,031,950
2,100,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021 - BAM Insured
2 .000 06/01/36 1,748,702
605,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
4 .000 07/15/36 627,359
500,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
5 .375 11/15/52 540,464
600,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
6 .000 11/15/62 670,324
510,000 Newark, New Jersey, General Obligation Bonds, Refunding
Qualified  General Improvement Series 2025A
5 .000 07/15/26 516,329
1,500,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 1,356,874
1,605,000 Parsippany-Troy Hills Township, New Jersey, General Obligation
Bonds, General Improvement Series 2025
4 .000 10/15/26 1,627,067
2,625,000 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A
1 .000 12/01/34 2,116,705
1,054,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,119,079
1,477,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 1,476,097
669,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 643,192
4,698,000 Rahway, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2025
4 .000 07/22/26 4,740,366

Portfolio of Investments November 30, 2025
(continued)
New Jersey Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,145,000 Somers Point, New Jersey, General Obligation Bonds,
Improvement Sewer Utility Series 2019
2 .000% 10/01/31 $ 1,045,272
1,000,000 South Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, BAN Series 2025A
4 .000 10/19/26 1,011,594
2,460,000 South Orange & Maplewood School District, Essex County, New
Jersey, General Obligation Bonds, Series 2021
2 .375 08/15/46 1,648,396
250,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 246,626
190,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
3 .000 07/15/30 176,846
3,435,000 Union County Utilities Authority, New Jersey, Resource Recovery
Facility Lease Revenue Bonds, Covantan Union Inc. Lessee,
Refunding Series 2011B, (AMT)
5 .250 12/01/31 3,441,034
2,515,000 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A
5 .000 06/15/41 2,516,384
1,280,000 Verona Township Board of Education, Essex County, New Jersey,
General Obligation Bonds, Refunding Series 2020
2 .250 03/01/39 1,004,962
405,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/39 458,431
2,000,000 Willingboro Township Board of Education, New Jersey, General
Obligation Bonds, School Series 2025
4 .250 08/15/44 2,016,856
1,085,000 Woodridge Boro, New Jersey, General Obligation Bonds,
General Improvement Series 2021
2 .000 09/01/32 976,132
TOTAL TAX OBLIGATION/GENERAL 82,819,646
TAX OBLIGATION/LIMITED - 20.0%
1,715,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 202
4 .000 10/14/26 1,735,588
3,500,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2025A
4 .000 05/21/26 3,522,571
650,000 Bergen County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Administration Complex Project,
Series 2005
5 .000 11/15/26 665,350
2,610,000 Burlington County Bridge Commission, New Jersey,
Governmental Leasing Program Revenue Bonds, Notes Series
2025C-2
4 .000 07/31/26 2,630,921
3,000,000 Burlington County Bridge Commission, New Jersey,
Governmental Leasing Program Revenue Bonds, Series 2024D
4 .250 12/11/25 3,001,052
450,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/29 483,812
1,000,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/30 1,098,382
795,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5 .000 11/01/41 859,910
600,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/29 649,632
650,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/31 733,010
250,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/32 286,923
350,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/33 407,324
1,135,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/33 1,259,150
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/34 558,525
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/35 562,072

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,065,000 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Lease Revenue Bonds, Middlesex Regional
Educational Services Commission Projects, Refunding Series
2024
5 .000% 10/15/33 $ 1,248,289
2,940,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/49 3,123,422
1,000,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
4 .000 08/15/53 961,210
3,600,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .250 11/01/47 3,792,197
3,775,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/52 3,888,748
3,220,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 3,180,537
221,788 New Jersey Economic Development Authority, Revenue
Refunding Bonds, Kapkowski Road Landfill Project, Series 2002
6 .500 04/01/28 228,899
255,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 257,725
175,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/30 176,840
3,845,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/31 3,884,101
505,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5 .000 06/15/46 514,430
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/41 1,090,322
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 1,465,924
14,250,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/30 12,226,835
5,300,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 4,269,789
4,620,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 3,581,344
1,045,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 778,413
2,360,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
3 .500 06/15/46 1,993,122
680,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/50 626,594
1,560,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
4 .000 06/15/42 1,512,159
1,080,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4 .125 06/15/55 1,006,431
705,000 Passaic County Improvement Authority, New Jersey, Guaranteed
Revenue Bonds, Senior Housing Project Series 2024
4 .000 11/01/51 680,845
1,110,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Refunding Series 2015
3 .750 05/01/36 1,110,296
1,115,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Series 2012
3 .500 05/01/35 1,115,177
1,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,871,934
1,756,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,712,770
1,725,000 Union County Improvement Authority, New Jersey, Lease
Revenue Bonds, Plainfield - Park Madison Redevelopment
Project, Refunding Series 2013A
5 .000 03/01/34 1,901,919
TOTAL TAX OBLIGATION/LIMITED 76,654,494

Portfolio of Investments November 30, 2025
(continued)
New Jersey Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 10.4%
$ 1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000% 01/01/41 $ 1,117,501
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2019
4 .000 01/01/44 989,559
1,090,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/35 1,090,544
1,500,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 1,531,313
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 2,023,397
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
3 .000 07/01/49 748,830
1,860,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/37 2,144,153
1,705,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .000 01/01/31 1,708,235
1,645,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .625 01/01/52 1,646,338
1,245,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5 .250 09/15/29 1,246,625
380,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5 .625 11/15/30 380,659
1,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 1,015,075
2,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,000,940
1,315,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5 .250 01/01/29 1,420,285
775,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/42 775,917
2,010,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/43 1,989,177
1,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5 .000 01/01/46 1,053,512
1,030,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
4 .500 01/01/48 1,048,980
2,250,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5 .250 01/01/52 2,389,106
925,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A
5 .250 01/01/55 998,731
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fiftieth Series 2025
5 .000 10/15/36 1,181,337
2,950,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/53 3,002,767
1,200,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5 .000 09/01/54 1,265,417
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5 .000 10/15/33 1,022,983
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series 2019A
- AGM Insured
5 .000 11/01/33 1,079,725
2,330,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
4 .625 11/01/47 2,340,556
650,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A - BAM
Insured
5 .250 11/01/52 681,518
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4 .000 11/01/38 1,031,539

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4 .000% 11/01/39 $ 1,022,231
TOTAL TRANSPORTATION 39,946,950
U.S. GUARANTEED - 0.2% (c)
145,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Kennedy Health System Obligated Group Issue,
Refunding Series 2012, (ETM)
3 .750 07/01/27 146,161
600,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .250 06/15/46 703,723
TOTAL U.S. GUARANTEED 849,884
UTILITIES - 8.0%
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/43 540,703
1,975,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011A
2 .750 08/01/39 1,625,338
530,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011C, (AMT)
3 .000 08/01/41 445,590
2,575,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, Middlesex Water Company, Series 2019, (AMT)
4 .000 08/01/59 2,260,564
5,000,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 4,718,115
565,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)
3 .750 11/01/34 571,929
500,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Green Series 2025A-SW1
5 .000 09/01/34 594,413
6,295,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5 .000 09/01/47 6,672,966
2,000,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5 .000 09/01/52 2,107,872
1,500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5 .000 09/01/30 1,668,549
500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5 .000 09/01/34 589,265
500,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/38 565,874
750,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/39 844,366
375,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/44 403,075
695,000 Passaic County Utilities Authority, New Jersey, Solid Waste
Disposal Revenue Bonds, Refunding Series 2018
5 .000 03/01/37 784,231
1,425,000 Passaic Valley Water Commission, New Jersey, Water System
Revenue Bonds, Series 2023 - AGM Insured
4 .000 12/01/53 1,378,594
5,000,000 Salem County Pollution Control Financing Authority, New
Jersey, Revenue Bonds, Atlantic City Electric Company Project,
Refunding Series 2020
2 .250 06/01/29 4,738,263
TOTAL UTILITIES 30,509,707
TOTAL MUNICIPAL BONDS
(Cost $374,484,683) 368,077,835
TOTAL LONG-TERM INVESTMENTS
(Cost $374,484,683) 368,077,835

Portfolio of Investments November 30, 2025
(continued)
New Jersey Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
X 3,635,000 MUNICIPAL BONDS - 0.9%   X –
HOUSING/MULTIFAMILY - 0.9%
$ 3,635,000 (d) New Jersey Housing and Mortgage Finance Agency, Multifamily
Housing Revenue Bonds, Meadow Brook Apartments Project,
Series 2006A, (AMT)
2 .900% 03/15/40 $ 3,635,000
TOTAL HOUSING/MULTIFAMILY 3,635,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,635,000) 3,635,000
TOTAL INVESTMENTS - 97.2%
(Cost $378,119,683) 371,712,835
OTHER ASSETS & LIABILITIES, NET - 2.8% 10,600,243
NET ASSETS - 100% $ 382,313,078
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,998,879 or 0.8% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 368,077,835 $ – $ 368,077,835
Short-Term Investments:
Municipal Bonds – 3,635,000 – 3,635,000
Total $ – $ 371,712,835 $ – $ 371,712,835

Portfolio of Investments November 30, 2025
New York Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.7%
X 981,107,066 MUNICIPAL BONDS - 99.7%   X –
CONSUMER STAPLES - 3.6%
$ 15,110,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 13,969,740
76,105,000 (a) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C
0 .000 06/01/50 9,587,891
755,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 767,300
6,885,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .750 06/01/43 6,700,076
1,330,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 1,168,647
10,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 902,410
3,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,643,319
TOTAL CONSUMER STAPLES 35,739,383
EDUCATION AND CIVIC ORGANIZATIONS - 8.4%
1,865,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7 .500 12/01/40 1,864,913
1,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 1,263,965
550,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5 .000 06/15/52 465,552
3,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 3,395,357
2,240,000 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .000 11/01/39 1,568,000
2,200,000 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .500 11/01/44 1,540,000
1,265,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4 .000 06/15/41 1,105,194
1,440,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5 .750 06/01/62 1,403,732
2,395,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 1,951,631
580,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/41 518,875
2,620,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 2,069,877
2,965,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 3,027,868
4,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Taxable Series 2025A
5 .000 07/01/55 4,089,996
3,835,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/42 3,887,958
3,015,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 2,964,848
1,670,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/29 1,720,411
735,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/34 792,522
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4 .000 07/01/46 8,380,669

Portfolio of Investments November 30, 2025
(continued)
New York Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,055,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2001-1 - AMBAC Insured
5 .500% 07/01/40 $ 1,242,555
1,950,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5 .500 05/01/56 2,010,928
3,250,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Green Series 2019B
5 .000 07/01/50 3,316,521
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5 .000 07/01/53 1,023,584
8,665,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4 .000 07/01/42 8,690,910
3,450,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 3,277,659
6,675,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 1,939,724
3,040,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 2,771,458
200,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, Evergreen Charter School Project,
Series 2022A
5 .500 06/15/57 200,221
7,835,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2020A
4 .000 07/01/50 7,162,127
5,750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A
5 .000 07/01/53 5,968,347
300,000 (a) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5 .875 07/01/52 297,188
850,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher University Project, Series 2024
5 .250 06/01/54 893,754
1,285,000 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A.
Forward Delivery
4 .000 09/01/40 1,276,241
160,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
4 .000 10/15/29 159,305
205,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
5 .000 10/15/39 206,059
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 82,447,949
FINANCIALS - 1.1%
5,710,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 6,701,577
3,475,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 4,178,641
TOTAL FINANCIALS 10,880,218
HEALTH CARE - 18.0%
6,735,000 Albany Capital Resource Corporation, New York, Revenue Bonds,
Albany Medical Center Hospital Series 2025A
5 .500 05/01/55 7,261,325
15,600,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000 05/01/45 14,583,844
18,290,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 17,173,993
9,255,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5 .000 05/01/52 9,333,700
11,965,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 12,482,505
3,600,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/35 3,672,512
1,200,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/30 1,279,872
2,680,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/34 2,829,154

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,620,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000% 09/01/35 $ 2,761,066
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/50 4,256,859
15,420,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5 .250 07/01/50 15,558,945
14,435,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/53 12,933,054
500,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/25 500,000
450,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/29 450,136
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/32 1,100,241
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/33 1,100,179
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/35 1,000,047
1,300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/40 1,238,424
2,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/26 2,010,231
1,200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/27 1,212,816
4,250,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/36 4,207,181
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/37 972,319
2,750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5 .500 07/01/55 2,978,737
400,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 407,739
6,280,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/35 6,333,279
2,385,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 2,284,295
11,000,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/46 10,931,049
1,000,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Nuvance Health Issue, Series 2019B
5 .000 07/01/26 1,009,486
2,380,000 (c) Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .250 12/01/50 2,451,064
2,605,000 (c) Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .500 12/01/55 2,729,641
1,395,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series
2013A
5 .000 12/01/42 1,395,235
6,605,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 6,588,843
4,600,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4 .000 12/01/46 4,033,902
375,000 Monroe County Industrial Development Corporation, New York,
Tax-Exempt Revenue Bonds, Highland Hospital of Rochester
Project, Series 2015
5 .000 07/01/34 375,510
19,010,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 17,594,059
380,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 384,243
TOTAL HEALTH CARE 177,415,485

Portfolio of Investments November 30, 2025
(continued)
New York Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 0.9%
$ 4,000,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A
4 .550% 11/01/54 $ 3,918,452
3,450,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 3,554,297
1,185,000 New York State Housing Finance Agency, Multifamily Housing
Revenue Bonds, Cannon Street Senior Housing Project, Series
2007A, (AMT)
5 .300 02/15/39 1,185,703
TOTAL HOUSING/MULTIFAMILY 8,658,452
INDUSTRIALS - 4.7%
17,020,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 17,020,063
7,550,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 7,557,233
1,915,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 1,828,714
3,720,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/46 3,343,891
18,765,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 04/30/53 16,158,823
TOTAL INDUSTRIALS 45,908,724
LONG-TERM CARE - 0.2%
535,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5 .000 11/01/31 542,433
550,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5 .000 01/01/40 539,402
265,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6 .100 07/01/28 264,999
210,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6 .200 07/01/33 209,836
TOTAL LONG-TERM CARE 1,556,670
MATERIALS - 0.2%
2,060,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5 .000 01/01/35 2,061,804
TOTAL MATERIALS 2,061,804
TAX OBLIGATION/GENERAL - 6.4%
5,165,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2023A
4 .000 04/01/53 4,769,225
7,210,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/39 7,424,608
6,050,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/40 6,205,218
3,875,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5 .000 04/01/45 3,936,643
5,450,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5 .000 08/01/47 5,586,118
5,790,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series B-1
5 .250 10/01/47 6,075,784
3,750,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series A-1
5 .250 08/01/53 3,955,633
12,000,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series D
5 .250 10/01/51 12,660,001
10,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 9,993,888

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,770,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/41 $ 2,561,426
TOTAL TAX OBLIGATION/GENERAL 63,168,544
TAX OBLIGATION/LIMITED - 21.3%
3,035,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5 .000 11/01/53 3,201,561
1,585,000 Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1
5 .000 06/01/33 1,588,084
1,985,000 Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1
5 .000 06/01/38 1,987,918
20,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2009C - AGC Insured
5 .125 10/01/36 20,032
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 3,417,905
2,040,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5 .000 03/15/49 2,094,355
17,140,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 17,444,847
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/42 10,281,518
2,170,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 2,260,068
5,710,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/39 5,829,998
3,955,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/42 4,013,761
1,045,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/45 1,057,318
2,935,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4 .000 11/15/51 2,746,062
5,450,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
5 .000 11/15/46 5,660,160
4,000,000 Monroe County Industrial Development Agency, New York,
School Facility Revenue Bonds, Rochester Schools Modernization
Project, Series 2013
5 .000 05/01/28 4,006,419
9,335,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2020 Subseries S-1B
4 .000 07/15/43 9,085,352
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5 .000 05/01/40 5,010,840
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1
5 .000 08/01/36 5,045,740
5,375,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 5,436,717
4,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1
4 .000 11/01/47 3,752,848
5,835,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series A-1
5 .250 05/01/52 6,191,709
3,670,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 3,919,790
10,675,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
4 .375 05/01/53 10,417,849
5,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/52 5,180,355
9,585,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5 .000 03/15/45 10,081,422
15,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C
4 .125 03/15/57 13,966,442
7,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000 03/15/47 7,224,086
3,800,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
4 .000 03/15/49 3,509,172
500,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 539,233

Portfolio of Investments November 30, 2025
(continued)
New York Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 12,393,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000% 07/01/46 $ 4,225,984
25,386,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 24,750,482
5,750,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 4,718,090
1,930,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 1,506,613
1,250,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 959,630
5,430,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 4,122,889
2,340,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
4 .000 05/15/56 2,097,111
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4 .000 05/15/51 1,828,962
1,650,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000 05/15/51 1,702,485
2,255,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4 .125 05/15/52 2,105,355
7,020,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A
4 .250 05/15/58 6,631,286
TOTAL TAX OBLIGATION/LIMITED 209,620,448
TRANSPORTATION - 29.4%
4,600,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/55 4,784,162
2,700,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2016A-1
5 .250 11/15/56 2,705,170
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1
5 .000 11/15/48 2,039,079
3,600,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
4 .750 11/15/45 3,613,719
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .250 11/15/55 2,058,344
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 2,533,478
6,655,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
4 .000 11/15/42 6,308,838
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5 .000 11/15/34 2,542,972
2,800,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .750 10/01/37 1,792,000
2,000,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .875 10/01/46 1,280,000
5,270,000 New York City, Industrial Development Agency, Senior Airport
Facilities Revenue Refunding Bonds, TrIPs Obligated Group,
Series 2012A, (AMT)
5 .000 07/01/28 5,270,864
5,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/42 4,983,404
3,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/43 2,954,737
8,515,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5 .000 01/01/51 8,515,479
4,750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/31 4,714,703

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 12,020,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000% 07/01/46 $ 11,990,413
24,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 24,964,740
6,735,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 6,884,729
3,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 3,100,805
12,610,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 12,616,199
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 1,823,446
14,915,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2023 - BAM
Insured, (AMT)
5 .375 06/30/60 15,220,731
10,545,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 10,688,404
9,270,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/55 9,890,474
2,080,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 2,163,772
1,280,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020A, (AMT)
5 .000 12/01/37 1,336,017
1,540,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/34 1,671,538
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/35 1,885,141
2,010,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/35 2,170,246
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/36 10,724,568
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/37 3,195,739
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/40 1,045,814
1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/27 1,322,068
10,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/28 10,544,415
10,035,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 10,352,788

Portfolio of Investments November 30, 2025
(continued)
New York Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .375% 10/01/45 $ 1,226,571
5,400,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 5,962,142
3,775,000 Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series 2014A,
(AMT)
5 .000 04/01/26 3,779,468
15,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5 .250 11/15/56 15,054,785
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 2,555,297
10,230,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 10,415,965
4,335,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/49 4,601,000
3,160,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/54 3,330,533
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT)
5 .000 01/15/47 5,118,636
4,800,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)
4 .000 11/01/59 4,189,180
8,055,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000 11/15/38 8,260,339
10,900,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A
5 .000 11/15/49 11,147,685
14,200,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
5 .000 11/15/56 14,554,130
TOTAL TRANSPORTATION 289,884,727
UTILITIES - 5.5%
4,875,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 5,069,371
2,215,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/42 2,267,277
695,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/47 705,698
7,465,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5 .000 06/15/48 7,568,663
9,885,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series CC-1
4 .000 06/15/49 9,089,033
7,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5 .250 06/15/55 7,968,568
7,780,000 (d) New York Energy Finance Development Corporation, Energy
Supply Revenue Bonds, Series 2025, (Mandatory Put 12/01/33)
5 .000 07/01/56 8,343,549
4,080,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/48 4,315,803
9,400,000 (a) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4 .750 11/01/42 8,436,700
TOTAL UTILITIES 53,764,662
TOTAL MUNICIPAL BONDS
(Cost $981,686,900) 981,107,066
TOTAL LONG-TERM INVESTMENTS
(Cost $981,686,900) 981,107,066
OTHER ASSETS & LIABILITIES, NET - 0.3% 3,151,046
NET ASSETS - 100% $ 984,258,112
AMT Alternative Minimum Tax

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $75,031,227 or 7.6% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 981,107,066 $ – $ 981,107,066
Total $ – $ 981,107,066 $ – $ 981,107,066